As filed with the Securities and Exchange Commission on April 29, 1997
                                                     Registration No. 33-52780


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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

A.  Exact name of trust:               MORTGAGE SECURITIES TRUST,
                                       CMO SERIES 12, CMO SERIES 15
                                       and CMO SERIES 16

B.  Name of depositor:                 REICH & TANG DISTRIBUTORS L.P.

C.  Complete address of depositor's principal executive offices:

    REICH & TANG DISTRIBUTORS L.P.
    600 Fifth Avenue
    New York, NY 10020

D.  Name and complete address of agent for service:

        PETER J. DeMARCO                      Copy of comments to:
        Executive Vice President              MICHAEL R. ROSELLA, ESQ.
        Reich & Tang Distributors L.P.        Battle Fowler LLP
        600 Fifth Avenue                      75 East 55th Street
        New York, NY 10020                    New York, NY 10022
                                                            (212) 856-6858

It is proposed that this filing become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on April 30, 1997 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/ /  on (       date       ) pursuant to paragraph (a) of Rule 485



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*    The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Municipal Securities Trust, CMO Series 12, CMO Series 15 and CMO Series 16 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-52780, 33-52373 and 33-57315,
     respectively) under the Act. This filing constitutes Post-Effective Amendment No. 4 for CMO Series 12, Post-Effective Amendment No. 3 for CMO Series 15 and Post-Effective Amendment No. 2 for CMO Series 16.

     Each of the Registrants declares that an indefinite number of its Units are being registered by this Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1996 on February 28, 1997.



175587.1


                     Prospectus Part A Dated April 30, 1997


                            MORTGAGE SECURITIES TRUST

                                  CMO SERIES 12


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                  The Trust consists of 1 unit investment trust designated
Mortgage Series Trust, CMO Series 12 Intermediate Portfolio (the "Trust"). The Trust consists of an underlying portfolio of collateralized mortgage obligations ("CMOs" or "Securities") and was formed to obtain safety of capital and provide a high level of current distributions of interest income. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk. The Trust seeks to achieve its objectives through investment in a fixed portfolio of CMOs which may have been issued as debt obligations of a trust or corporation or which may represent certificated interests of beneficial ownership in pools of mortgage-backed securities. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these underlying mortgage-backed securities is guaranteed as to the payment of principal and interest by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's and, therefore, the Units of the Trust are rated AAA by Standard & Poor's Corporation. The Units of the Trust are not, however, guaranteed by GNMA, FNMA, FHLMC, the United States or any of its agencies. The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt obligation of the United States or any of its agencies. The Sponsor is Reich & Tang Distributors L.P. The value of the Units will fluctuate with the value of the CMOs in the portfolio. Both the Estimated Current Return and the Estimated Long Term Return are subject to fluctuations with changes in portfolio composition, principal payments and prepayments, changes in the market value of the CMOs in the portfolios and changes in fees and expenses. Minimum purchase:
1,000 Units.



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                  This Prospectus consists of two parts. Part A contains the
Summary of Essential Information, including descriptive material relating to the Trust as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trusts and audited financial statements of the Trust, including the Portfolios as of the Evaluation Date. Part B of this Prospectus contains general information about the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


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         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
         SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

181355.1

                  THE TRUST. A CMO is a multiclass bond backed by a pool of mortgage pass-through securities or mortgage loans. CMOs are also known as "real estate mortgage investment conduits" (REMICs). As a result of the 1986 Tax Reform Act, most CMOs are issued in REMIC form to create a certain tax advantage for the issuer. The terms CMO and REMIC are used interchangeably. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk.

                  The Trust will invest primarily in planned amortization or target amortization classes of CMOs. Such classes of CMOs receive payments of principal according to a planned schedule to the extent that prepayments on the underlying mortgage-backed securities occur within a broad time period. The principal is reduced only in specified amounts at specified times resulting in greater predictability of principal payments for the planned amortization bonds or targeted amortization bonds. For a discussion on planned amortization bonds or targeted amortization bonds see "The Trust--The Portfolio" and "The Trust--CMO Structure" in this Part A and "The Trust--The Securities--Planned Amortization or Targeted Amortization Bonds and Support Bonds" in Part B of this Prospectus. The Trust may also invest in other types of CMOs described above and in "The Trust--The Securities" in Part B of this Prospectus.


                  All of the CMOs in the Trust are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these mortgage-backed securities is guaranteed as to the payment of principal and interest by either the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's Corporation ("Standard & Poor's") and therefore, the Units of the Trust are rated AAA by Standard & Poor's. There can be no assurance that the Trust's investment objectives can be achieved. Investments in the Trust should be made with an understanding of the risks inherent in an investment in CMOs. (See "The Trust--Risk Considerations" in this Part A.) Each Unit of the Trust represents an undivided interest in the principal and net income of that Trust in the ratio of one thousand Units for the indicated principal amount of Securities in the Trust. (See "The Trust--Organization" in Part B of this Prospectus.) (For the specific number of Units in the Trust, see "Summary of Essential Information" in this Part A.)

                  Generally, CMOs are designed to provide a substantial degree of prepayment and reinvestment risk protection as compared to other mortgage related securities. The CMOs may have been issued as debt obligations of a trust or corporation or as certificated interests representing beneficial ownership in a pool of mortgage-backed securities (See "The Trust--The Securities" in Part B of this Prospectus for further description and examples) which trust, corporation or pool may have been established for the sole purpose of issuing CMOs by any of GNMA, FNMA or FHLMC or by a private business organization. Such private business organizations are typically single-purpose corporations established by mortgage-banking institutions for the sole purpose of issuing CMOs. Any CMOs in the Trust that have been issued by private business organizations have been rated AAA by Standard & Poor's. The sole assets of the issuers of the CMOs are the underlying mortgage-backed securities. If the collateral securing the Securities of these issuers is insufficient to make payments on those Securities, it is unlikely that any other assets of these issuers will be available for payment of the deficiency. The underlying mortgage-backed securities which are pledged as collateral to secure the payment of principal and interest on the CMOs may be (i) "fully modified pass-through" mortgage-backed certificates, guaranteed by GNMA ("Ginnie Maes"), (ii) mortgage pass-through certificates guaranteed by FNMA

                                       A-2
181355.1

("Fannie Maes") or (iii) mortgage participation certificates guaranteed by FHLMC ("Freddie Macs"). The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt or obligation of the United States or any of its agencies. The Units of the Trust, as such, are not guaranteed by any of GNMA, FNMA, FHLMC, the United States or any of its agencies. Additionally, CMOs that are issued by GNMA, FNMA or FHLMC or by any entity established by GNMA, FNMA or FHLMC are guaranteed as to payment of principal and interest by GNMA, FNMA or FHLMC, respectively. The guaranty obligations of GNMA with respect to any Ginnie Maes or any CMOs are supported by the full faith and credit of the United States. However, the guaranty of obligations of FNMA and FHLMC with respect to any Fannie Maes or Freddie Macs or any CMOs are obligations of FNMA and FHLMC only (limited by their respective credit capabilities) and are not supported by the full faith and credit of the United States or any other governmental entity.

                  CMO Structure. CMOs are generally issued as a series of different classes. An issue of CMOs generally is backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any "principal only" class. Principal payments on the underlying mortgages are thereafter generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows a more predictable estimate of the period of time when any one class is likely to be repaid. The estimate can be even closer with a class of planned amortization bonds or targeted amortization bonds. The amortization schedule for these CMOs is structured so that, at specified prepayment rates within a range, their principal will be repaid at specified times and in specified amounts. However, if any series of CMOs contains a class of planned amortization bonds or targeted amortization bonds, then the other classes in that series may not be retired in an order of priority determined strictly with reference to their maturity dates.


                  These other classes are often referred to as "support classes" because their function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. If the rate of prepayment on the underlying mortgages is faster than assumed, then classes with maturity dates later than the planned amortization bonds or targeted amortization bonds may be retired earlier than estimated to ensure that the planned amortization bonds or targeted amortization bonds receive the principal payments required by their amortization schedule. Similarly, if the rate of prepayments is slower than anticipated, then earlier support classes may be retired later than estimated. Hence, support classes of a series that contains planned amortization bonds or targeted amortization bonds have less predictable prepayment characteristics than classes of a series that does not. This lack of predictability regarding prepayments also causes support class bonds to have greater market value fluctuation than other classes of a CMO and causes fluctuation, which may be substantial, both in the amount of income earned by the Trust and in the timing of the Trust's principal distributions. This fluctuation may adversely affect the repurchase and redemption prices of Units of the Trust. (See "Description of the Portfolio" in this Part A for the number of planned amortization bonds, targeted amortization bonds or support class bonds in the Trust portfolio.) The rate of prepayment on the underlying


                                      A-3
181355.1
mortgages of a CMO will most likely decline as interest rates increase. If the rate of prepayment declines, the weighted average life of the support class bonds will most likely increase and, in some cases, the decline will impact the yield and market value of these Securities. This may cause an investor's principal in a support class bond to be outstanding for a longer period of time than initially anticipated. Conversely, if interest rates decline, prepayments on the underlying mortgages will most likely increase, and the weighted average life of the support class bonds may be shorter than anticipated. A holder of a support class bond in these situations may be unable to reinvest the proceeds of these principal distributions at an effective interest rate equal to the specified coupon rate on the original support class bond. Therefore, an investor expecting to earn a fixed return for a fixed number of years may find the life of a support class investment decreases as interest rates fall and increases as they rise. Investors should be aware that the Federal Financial Institutions Examination Council recently announced that certain high-risk CMO tranches are generally not suitable investments for depository institutions. Support class bonds such as those in the Trust would be characterized as high-risk CMO tranches and, therefore, not suitable for depository institutions. Investors should carefully consider all the risks inherent in an investment in support class bonds before investing in the Trust.

                  Some of the CMOs in the Trust may be either a class of Guaranteed REMIC Certificates ("REMIC Certificate") issued by FNMA or a class of REMIC Certificates issued by FHLMC. A FNMA REMIC Certificate represents a beneficial ownership interest in a certain class of a FNMA REMIC Trust consisting of Fannie Maes, each of which in turn represents a beneficial interest in a pool of first lien, single-family, fixed-rate residential mortgage loans. FNMA REMIC Certificates are issued pursuant to trust agreements executed by FNMA in both its corporate capacity and its capacity as trustee. A FNMA REMIC Certificate evidences a beneficial ownership interest in the distribution of principal and interest on the underlying Fannie Maes, subject to certain limits and in an order of distribution established for the particular FNMA REMIC Trust. Each FNMA REMIC Certificate is backed by the guaranty obligation of FNMA to distribute on a timely basis required installments of principal and interest and to distribute the principal balance of the FNMA REMIC Certificate in full no later than an established final distribution date, notwithstanding insufficiency of funds from the underlying Fannie Maes. A FHLMC REMIC Certificate represents a beneficial ownership interest in a certain class of a pool of Freddie Macs, each of which in turn represents undivided interests in discrete pools of fixed-rate, first lien, residential mortgages or participations therein purchased by FHLMC. FHLMC REMIC Certificates are issued pursuant to multiclass mortgage participation certificate agreements executed by FHLMC. A FHLMC REMIC Certificate evidences a beneficial ownership interest in the distributions of principal and interest on the underlying Freddie Macs, subject to certain limits and in an order of distribution established for the particular FHLMC REMIC pool. Each FHLMC REMIC Certificate is backed by the guaranty obligation of FHLMC to distribute required interest payments on a timely basis and to distribute required principal payments as principal payments on the underlying Freddie Macs are required to be made. Except with respect to certain issues of "Gold" PCs, FHLMC generally does not guarantee timely payment of principal but does guarantee ultimate payment. Both FNMA REMIC Certificates and FHLMC REMIC Certificates pay interest monthly. (See "The Trust--The Securities" in Part B of this Prospectus for a description of FHLMC Gold PCs.)


                  If FNMA or FHLMC were unable to fulfill its guarantees, distributions to holders of REMIC Certificates such as the Trust would consist solely of payments and other recoveries upon the mortgages underlying the pledged Fannie Maes or Freddie Macs, respectively, and, accordingly, delinquencies and defaults would diminish distributions to the holders. (See


                                       A-4
181355.1

"Description of the Portfolio" in this Part A for the number of FNMA REMIC Certificates and FHLMC REMIC Certificates in the Trust portfolio.)

                  Some of the CMOs in the Trust may be a class of compound interest bonds or principal only bonds. Interest on compound interest bonds is accrued and is added to principal. Such interest is not paid until all classes of CMOs issued in the same series with earlier final distributions dates are paid in full. Principal only bonds entitle the holder to no payments of interest but the holder will receive cash flow from the amortization of principal and prepayments. Both compound interest bonds and principal only bonds sell at a deep discount from par. The Sponsor believes that a portfolio with a limited amount of compound interest bonds and principal only bonds will assist the Trust in achieving its objective of preserving capital. Since the principal only bond will accrue to par if held to maturity, the holder of such a bond would receive a full return of his or her initial investment upon maturity of the bond. In addition, compound interest bonds also assist in the preservation of capital as interest which accrues on these bonds is added to principal. (See "Description of the Portfolio" in this Part A for the amount of Securities in the Trust that is a class of compound interest bonds or principal only bonds.)


                  Risk Considerations. An investment in Units of the Trust should be made with an understanding of risks which an investment in fixed rate CMOs may entail, including the risk that the value of the portfolio and, hence, the value of the Units will decline with increases in interest rates and that the life of the CMOs in the portfolio depends on the actual prepayments received on the underlying mortgage-backed securities, the timing of which cannot be determined but which may be sooner or later than anticipated, especially if interest rates decline. Mortgage prepayment rates are likely to fluctuate significantly from time to time as they have in recent years and at a rate faster or slower than that initially assumed. The rate of prepayments depends on a variety of geographic, social and other functions, including prevailing market interest rates and general economic factors. The potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may be limited by any increased prepayments by mortgagors. Investors should also note that prepayments of principal on CMOs purchased at a premium over par will result in some loss on investment while prepayments on CMOs purchased at a discount from par will result in some gain on investment. Also, if interest rates rise, the prepayment risk of higher yielding, premium CMOs and the prepayment benefit for lower yielding, discount CMOs will be reduced. (See "The Trust--Life of the Securities and of the Trust" in Part B of this Prospectus.) In addition, a number of factors, including the extent of prepayments of principal on the underlying mortgage-backed securities, affect the availability of funds for payment of principal of bonds on any payment date and, therefore, the timing of principal payments on each class of such bonds.

                  While all of the mortgage-backed securities underlying each of the CMOs in the Trust are guaranteed as to the payment of principal and interest by GNMA, FNMA or FHLMC, the CMOs in the Trust represent obligations solely of the issuers of those CMOs and are not themselves insured or guaranteed by GNMA, FNMA or FHLMC, or any other governmental agency. If a default were to occur with respect to any of the CMOs, there can be no assurance that the collateral securing such bonds would be sufficient to pay the principal and interest then due.

                  CMOs are generally not listed on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System, Inc. Whether or not CMOs are listed on a national securities exchange, the principal trading market for the CMOs will generally be in the over-the-counter market. As a result the existence of a liquid trading market for CMOs may depend on whether dealers will make a market in CMOs. There can be no

                                       A-5
181355.1
assurance that a market will be made for any of the CMOs in the Trust, that any market for the CMOs in the Trust's portfolio will be maintained or of the liquidity of the CMOs in the Trust in any markets made. The price at which the CMOs in the Trust may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the CMOs in the Trusts are limited or absent. (See "The Trust--Liquidity" in Part B of this Prospectus.) In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling securities to the Sponsor. However, taking into account the foregoing and other factors, the Sponsor believes that the nature of the GNMA, FNMA or FHLMC guarantees of any securities that have been issued by them, respectively, and the nature of the Ginnie Maes, Fannie Maes or Freddie Macs securities payments of principal and interest due on the Securities make the Securities adequately marketable for purposes of redemptions of Units by the Trustee (see "Redemption" in Part B of this Prospectus).

                  Investors should note that all of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"). As such, Certificateholders will be required to include in income their respective pro rata share of interest on each Security (whether or not the Security has original issue discount) as interest accrues, whether or not the Certificateholder is an accrual method taxpayer. (See "Tax Status" in Part B of this Prospectus.)

                  The principal amount of Securities actually deposited in the Trust is affected by the prepayment estimate or factor for each CMO. If the prepayment estimate or factor is adjusted because the level of actual prepayments increases with respect to a particular CMO prior to the settlement date of the Securities, the actual principal amount of Securities deposited in a Trust may be less than the amount noted above and the excess of any cash returned to that Trust as a result of these prepayments will be held in the Trust's principal account. Cash balances maintained in the principal account do not generate income for the Trusts.

                  Educational material regarding CMOs is available upon request, from the Sponsor.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price per 1,000 Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in a Trust divided by the number of Units outstanding times 1,000, plus a sales charge of 4.25% of the Public Offering Price per 1,000 Units or 4.439% of the net amount invested in Securities per 1,000 Units of the Trust. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If the Units of the Trust had been purchased on the Evaluation Date, the Public Offering Price per 1,000 Units would have been $809.15 plus accrued interest of $5.23, for a total of $814.38. The Public Offering Price per 1,000 Units may vary on a daily basis in accordance with the fluctuations in the aggregate bid price of the Bonds. (See "Public Offering" in Part B of this Prospectus.)


                  The figures above assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the secondary market Public Offering Price per 1,000 Units by 1,000 and multiplying by the number of Units.

                  DISTRIBUTIONS. Distributions of principal and interest income, less expenses, will be made by the Trust monthly on the 20th of each month. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For the estimated amount of distributions see "Summary of Essential Information" for the Trust in this Part A.)


                                       A-6
181355.1

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Estimated Long Term Return for the Trust is calculated by: (1) computing the yield to maturity for each CMO in the Trust's portfolio in accordance with accepted CMO practices, which practices take into account not only the interest payable on the CMO but also the amortization of premiums or accretion of discounts, if any, and estimates of projected prepayments; (2) calculating the average of the yields for the CMOs in the Trust's portfolio by weighing each CMO's yield by the market value of the CMO and by the amount of time remaining to the date to which the CMO is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders, see "Summary of Essential Information" for the Trust. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  Estimated Current Return for the Trust is computed by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account estimates of prepayments or the amortization of premium or accretion of discount, if any, on the CMOs in the portfolio of the Trust. For the Estimated Net Annual Interest Income to Certificateholders, see "Summary of Essential Information" in Part A.

                  If the CMOs in the Trust are priced at a discount, the Estimated Current Return will generally be lower relative to the Estimated Long Term Return, whereas if the CMOs are priced at a premium, the Estimated Current Return will generally be higher relative to the Estimated Long Term Return. This is because Estimated Current Return reflects primarily the interest rate on the CMOs, while Estimated Long Term Return reflects yield and timing of principal payments, and thus increases when the principal returned is greater than the price paid for the CMOs (discount) and decreases when the principal returned is lower than the price paid (premium). Estimated Long Term Return is calculated using an estimated average life for the CMOs in each Trust. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When a particular Trust has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Trust contains CMOs priced at a discount and lower if the CMOs are priced at a premium. Conversely, when a particular Trust has a longer average life than is estimated, Estimated Long Term Return will be lower if the CMOs are priced at a discount and higher if the CMOs are priced at a premium. To calculate estimated average life several assumptions are made to derive an estimated prepayment rate for the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs that may back the CMOs in the Portfolio; the calculation of estimated prepayment rates is based upon actual recent prepayments and analysis of several factors including, among other things, the spread between present market interest rates and the rate on the mortgages and the housing environment. The estimated prepayment rate that is derived is then applied to retire the principal amount of each CMO class of the same series as each CMO in the Trusts, including those CMOs in the Trusts, according to the specific principal reduction schedule of each series. For a more detailed explanation of the calculation of estimated average life, see "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. The estimated average life for the Trust is subject to change with alterations in the data used in any of the underlying assumptions. The actual average lives of the CMOs in the Trust's portfolio and the actual long term returns will be different from the estimated average lives and the estimated long term returns.


                                       A-7
181355.1

                  The Estimated Net Annual Interest Income per 1,000 Units of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trusts and with the redemption, prepayment, maturity, sale or other disposition of the CMOs in the Trust. The Secondary Market Public Offering Price will vary with changes in the bid prices of the CMOs. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.


                  Market for Units. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid side evaluation of the Securities in the Trust. The reoffer price will be based on the aggregate bid side evaluation of the Securities, divided by the number of Units outstanding times 1,000, plus a sales charge of 4.25% (4.439% of the net amount invested), plus net accrued interest for the Trust. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid side evaluation of the Securities. (See "Sponsor Repurchase" in Part B of this Prospectus.)


                  Total Reinvestment Plan. Distributions from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his interest check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Gabelli-O'Connor Fixed Income Mutual Funds Management Co. serves as the investment advisor of the Fund and GOC Fund Distributors, Inc. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B of this Prospectus. The shares of the Fund are not rated by Standard & Poor's.

                                       A-8
181355.1

                            MORTGAGE SECURITIES TRUST
                      CMO SERIES 12, INTERMEDIATE PORTFOLIO


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996



Date of Deposit:*  February 10, 1993                                Evaluation Time:  4.00 p.m.
Principal Amount of                                                    New York Time.
  Securities ................                $12,916,047            Minimum Principal Distribution:
Principal Amount of Secu-                                              $1 per 1,000 Units.
  rities per 1,000 Units.....                $804.62                Weighted Average Life to
Number of Units .............                16,052,332                Maturity: 6.7 years
Fractional Undivided Inter-                                         Minimum Value of Trust:
  est in Trust per Unit .....                1/16052332                Trust may be terminated if
Secondary Market Public                                             less than $8,000,000 in
  Offering Price**+                                                     principal amount of
Aggregate Bid Price of                                                  Securities.
    Securities in Trust .....                $12,283,451            Mandatory Termination Date:
  Divided by 16,052,332 Units                                          The earlier of December 31,
    times $1,000 ............                $765.21                   2042 or the disposition of the
  Plus Sales Charge of 4.25%                                           last Security in the Trust.
    of Public Offering Price                 $43.94                 Trustee:   The Chase Manhattan
  Public Offering Price                                               Bank.
    per 1,000 Units..........                $809.15                Trustee's Annual Fee:  $.84 per
Redemption and Sponsor's                                               $1,000.
  Repurchase Price                                                  Evaluator:  Kenny S&P
  per 1,000 Units+ ..........                $765.21+++#               Evaluation Services.
Excess of Public Offering                                           Evaluator's Fee for Each
  Price over Redemption and                                            Evaluation:  $7 per
  Sponsor's Repurchase Price                                           evaluation.
  per 1,000 Units#...........                $43.94                 Sponsor:  Reich & Tang
Difference between Public                                              Distributors L.P.
  Offering Price per 1,000                                          Sponsor's Annual Fee:  Maximum
  Units and Principal                                                  of $.25 per $1,000 principal
  Amount per 1,000 Units                                               amount of Securities (see
  Premium/(Discount) ........                $4.53                     "Trust Expense and Charges"
                                                                       in Part B of this Prospectus).





                           PER 1,000 UNIT INFORMATION


Gross annual interest income (cash).............................        $55.27
Less estimated annual fees and expenses.........................          1.38
Estimated net annual interest income (cash).....................         53.89
Estimated interest distribution.................................          4.49
Estimated daily interest accrual................................           .14
Estimated current return++(1)...................................         6.66%
Estimated long term return++(1).................................         7.05%
Record dates....................................................        1st of
                                                                    each month
Interest distribution dates.....................................       20th of
                                                                    each month

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  **     Per 1,000 Units.

   +     Plus accrued interest.

  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Volume and Other Discounts" in Part B of this Prospectus).

 +++ Based solely upon the bid side evaluation of the underlying Securities. Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

   # See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.


                                       A-9
181355.1

            Additional Footnotes to Summary of Essential Information


(1) Estimated current return represents annual interest income after estimated annual expenses divided by the Public Offering Price, including for the Intermediate Portfolio, a 4.25% maximum sales charge. Estimated long term return is the net annual percentage return based on the yield on each underlying Security in the Trust weighted to reflect market value and estimated average life. The estimated weighted average life to maturity of the Trust is an estimate based upon various assumptions discussed more fully under "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. Estimated long term return is adjusted for estimated expenses and the maximum public offering price but not for delays in the Trust's distribution of income. Estimated current return shows current annual cash return to investors while estimated long term return shows the return on Units held to estimated average life, reflecting prepayments of principal, maturities, discounts and premiums on underlying Securities. Actual returns will vary with purchase price, payments and prepayments of principal on the underlying Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities, and changes in Trust income after expenses. These returns do not include the effects of any delay in payments to Unitholders and a calculation which includes those effects would be lower. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit of each Trust outstanding for the periods listed below:

                                                                                     Distribu-
                                                                                     tions of
                                                                                     Principal
                                                                 Distributions       During
                                              Net Asset*         of Interest         the
                                              Value              During the          Period
                             Units Out-       Per 1,000          Period (per         (Per 1,000
Period Ended                  standing          Units            1,000 Units)         Units)
------------                 ----------       ---------          ------------        --------


INTERMEDIATE PORTFOLIO

December 31, 1994            19,909,109         $720.00             $51.61         $177.77
December 31, 1995            17,316,258         $810.52             $54.81           1.69
December 31, 1996            16,052,332         $773.83             $76.82          11.41





------------------
* Net Asset Value per 1,000 Units is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                      A-10
181355.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



Description of the Portfolio*


             The Trust consists of 6 issues of CMOs. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the CMOs in the Portfolio were acquired. None of the CMOs have been issued by entities created by GNMA, approximately 76.5% of the aggregate principal amount of the CMOs in the Portfolio have been issued by entities created by FNMA, approximately 23.5% of the aggregate principal amount of the CMOs in the Portfolio have been issued by entities created by FHLMC and none have been issued by private issuers. All of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits. The CMOs in the Trust have stated final distribution dates ranging from May 25, 2016 through February 25, 2022 and estimated average lives (based upon estimated prepayment rates) ranging from
1.01 to 11.83 years.

             $10,016,000 of the principal amount of the Securities deposited in the Trust were planned amortization bonds or targeted amortization bonds. None of the principal amount of the Securities are support class bonds that are part of a series that contains planned amortization bonds or targeted amortization bonds. $5,900,000 of the principal amount of the Securities in the Trust are FNMA REMIC Certificates. None of the principal amount of the Securities initially deposited in the Trust are a class of compound interest bonds or principal only bonds.

             As of December 31, 1996, 42.8% of the aggregate principal amount of the Securities in the Trust were acquired at a discount from par, 57.2% of the Securities in the Trust were acquired at a premium and none were acquired at par. A Certificateholder may receive more or less than his original purchase price upon disposition of his Units because the value of the Units fluctuates with the value of the underlying Securities.

             Educational material regarding CMOs is available, upon request from the Sponsor.

------------------
* Changes in the Trust Portfolio: From January 1, 1997 to March 21, 1997, there were paydowns on the securities in portfolio no. 3 and $134,375.85 of the principal amount of securities are no longer contained in the Trust. $165,000 principal amount of the securities in portfolio no. 2 was sold and is no longer contained in the Trust. 162,757 Units were redeemed from the Trust.


                                      A-11
181355.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Mortgage Securities Trust, CMO Series 12 Intermediate

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mortgage Securities Trust, CMO Series 12 Intermediate (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Mortgage Securities Trust, CMO Series 12 Intermediate
Portfolio
December 31, 1996
-------------------------------------------------------------------------------------------------------------------


                                                                                                  Estimated First
                                                                            Coupon Rate/             Principal
 Portfolio   Principal                                                   Final Distribution      Distribution Date     Market
    No.       Amount        Securities (3)                                    Date (1)              (Unaudited)       Value (2)

    1     $ 2,530,000     Federal Home Loan Mortgage Corporation              4.500%             3/15/00            $   2,105,522
                          Multiclass Mortgage Participation Certificates      9/15/2021
                          (Guaranteed) Series 159-H

    2       2,500,000     Federal National Mortgage Association               6.500              6/25/98                2,420,929
                          Guaranteed REMIC Pass-Through Certificates          2/25/2021
                          Fannie Mae REMIC Trust 1991--Class 8-G

    3       1,486,000     Federal National Mortgage Association               8.000              1/25/99                1,502,526
                          Guaranteed REMIC Pass-Through Certificates          5/25/2016
                          Fannie Mae REMIC Trust 1991--Class 59-K

    4         500,000     Federal Home Loan Mortgage Corporation              7.000              2/15/00                  485,061
                          Multiclass Mortgage Participation Certificates      6/15/2021
                          (Guaranteed) Series 1091-G

    5       2,900,000     Federal National Mortgage Association               8.000              6/25/03                2,944,561
                          Guaranteed REMIC Pass-Through Certificates          7/25/2020
                          Fannie Mae REMIC Trust 1992--Class 119-E

    6       3,000,000     Federal National Mortgage Association               7.500              12/25/04               2,978,095
                          Guaranteed REMIC Pass-Through Certificates          2/25/2022
                          Fannie Mae REMIC Trust 1993--Class 2-PK
         ------------                                                                                               --------------

          $12,916,000     Total Investments (Cost $12,326,344)                                                      $  12,436,694
         ============                                                                                               ==============


   See accompanying footnotes to portfolio and notes to financial statements.

Mortgage Securities Trust, CMO Series 12 Intermediate
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

2. At December 31, 1996, the net unrealized appreciation of all the securities was comprised of the following:

           Gross unrealized appreciation            $     290,816
           Gross unrealized depreciation                 (180,466)
                                                    -------------


           Net unrealized appreciation              $     110,350
                                                    =============



3. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. The Units of the Trust are not, however, guaranteed by the United States or any of its agencies. Payments are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying mortgage backed securities constitute a debt obligation of the United States or any of its agencies.



    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 12 Intermediate

Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------



Investments in Securities,
     at Market Value (Cost $12,326,344)                        $  12,436,694
                                                               -------------

Other Assets
     Accrued Interest                                                 73,937
                                                               -------------
         Total Other Assets                                           73,937
                                                               -------------

Liabilities
     Accrued Expenses                                                  3,483
     Advance from Trustee                                             85,361
                                                               -------------
         Total Liabilities                                            88,844
                                                               -------------

Excess of Other Assets over Total Liabilities                        (14,907)
                                                               -------------

Net Assets (16,052,332 Units of Fractional Undivided
     Interest Outstanding, $0.77 per Unit)                     $  12,421,787
                                                               =============



    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 12 Intermediate

Statement of Operations
--------------------------------------------------------------------------------

                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Investment Income
     Interest                                           $   929,507                 $1,049,206            $1,146,619
                                                        -----------                 ----------            ----------

Expenses
     Trustee's Fees                                          11,045                     30,819                26,999
     Evaluator's Fees                                         3,820                      1,621                  ----
     Sponser's Advisory Fee                                   3,483                       ----                  ----
                                                        -----------                 ----------            ----------

         Total Expenses                                      18,348                     32,440                26,999
                                                        -----------                 ----------            ----------

     Net Investment Income                                  911,159                  1,016,766             1,119,620
                                                        -----------                 ----------            ----------

Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                                        (32,284)                   (37,914)             (112,830)

     Change in Unrealized Appreciation
         (Depreciation) on Investments                     (407,178)                 1,808,233            (1,558,615)
                                                        -----------                 ----------            ----------

     Net Gain (Loss) on Investments                        (439,462)                 1,770,319            (1,671,445)
                                                        -----------                 ----------            ----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   471,697                 $2,787,085           $  (551,825)
                                                        ===========                 ==========           ===========


    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 12 Intermediate


Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Operations
Net Investment Income                                      $   911,159            $  1,016,766          $  1,119,620
Realized (Loss)
     on Investments                                            (32,284)                (37,914)             (112,830)
Change in Unrealized Appreciation
     (Depreciation) on Investments                            (407,178)              1,808,233            (1,558,615)
                                                           -----------            ------------          ------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                471,697               2,787,085              (551,825)
                                                           -----------            ------------          ------------

Distributions to Certificateholders
     Investment Income                                         911,637               1,026,883             1,138,194
     Principal                                                 188,930                  30,048             3,625,968

Redemptions
     Interest                                                    9,230                  21,337                 5,437
     Principal                                                 975,335               1,990,833               413,003
                                                           -----------            ------------          ------------

         Total Distributions
             and Redemptions                                 2,085,132               3,069,101             5,182,602
                                                           -----------            ------------          ------------

         Total (Decrease)                                   (1,613,435)               (282,016)           (5,734,427)

Net Assets
     Beginning of Year                                      14,035,222              14,317,238            20,051,665
                                                           -----------            ------------          ------------

     End of Year (Including
         Undistributed Net Investment
         Income of $138,336, $148,044
         and $179,498, Respectively)                       $12,421,787             $14,035,222           $14,317,238
                                                           ===========            ============          ============


    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 12 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Mortgage Securities Trust, CMO Series 12 Intermediate (the "Trust") was organized on February 10, 1993 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the securities at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Mortgage Securities Trust, CMO Series 12 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions on a monthly basis.

         The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996, 1995 and 1994, 1,263,926, 2,592,851 and 540,233 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee of $.84 per $1,000 of outstanding investment principal. In addition, a fee of $7.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $10,553 and other expenses of $492. The other expenses include professional, printing and miscellaneous fees.

Mortgage Securities Trust, CMO Series 12 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                 Original cost to Certificateholders            $   20,449,342
                 Less Initial Gross Underwriting Commission            869,097
                                                                ---------------
                                                                    19,580,245
                 Accumulated Cost of Securities Sold
                    or Called                                       (7,253,901)
                 Net Unrealized Appreciation                           110,350
                 Undistributed Net Investment Income                   138,336
                 Undistributed Proceeds From Investments              (153,243)
                                                                ---------------

                    Total                                       $   12,421,787
                                                                ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 20,449,342 units of fractional undivided interest of the Trust as of the date of deposit.

Mortgage Securities Trust, CMO Series 12 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

6.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**            $           .81
                                                         ---------------

             Interest Income                                         .06
             Expenses                                               (.00)
                                                         ---------------
             Net Investment Income                                   .06
                                                         ---------------
             Net Gain or Loss on Investments(1)                     (.04)
                                                         ---------------

         Total from Investment Operations                            .02
                                                         ---------------

         Less Distributions
             to Certificateholders
                 Income                                              .05
                 Principal                                           .01
             for Redemptions
                 Interest                                            .00
                                                         ---------------

         Total Distributions                                         .06
                                                         ---------------

         Net Asset Value, End of Year**                  $           .77
                                                         ===============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


--------
     * Unless otherwise stated, based upon average units outstanding during the year of 16,684,295 ([16,052,332 + 17,316,258]/2).

     **  Based upon actual units outstanding.





                     Prospectus Part A Dated April 30, 1997



                            MORTGAGE SECURITIES TRUST

                                  CMO SERIES 15






                  The Trust consists of 1 unit investment trust designated Mortgage Series Trust, CMO Series 15 Intermediate Portfolio (the "Trust"). The Trust consists of an underlying portfolio of collateralized mortgage obligations ("CMOs" or "Securities") and was formed to obtain safety of capital and provide a high level of current distributions of interest income. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk. The Trust seeks to achieve its objectives through investment in a fixed portfolio of CMOs which may have been issued as debt obligations of a trust or corporation or which may represent certificated interests of beneficial ownership in pools of mortgage-backed securities. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these underlying mortgage-backed securities is guaranteed as to the payment of principal and interest by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's and, therefore, the Units of the Trust are rated AAA by Standard & Poor's Corporation. The Units of the Trust are not, however, guaranteed by GNMA, FNMA, FHLMC, the United States or any of its agencies. The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt obligation of the United States or any of its agencies. The Sponsor is Reich & Tang Distributors L.P. The value of the Units will fluctuate with the value of the CMOs in the portfolio. Both the Estimated Current Return and the Estimated Long Term Return are subject to fluctuations with changes in portfolio composition, principal payments and prepayments, changes in the market value of the CMOs in the portfolios and changes in fees and expenses. Minimum purchase:
1,000 Units.



-------------------------------------------------------------------------------


                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information, including descriptive material relating to the Trust as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the Portfolio as of the Evaluation Date. Part B of this Prospectus contains general information about the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


-------------------------------------------------------------------------------


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

267690.1

                  THE TRUST. A CMO is a multiclass bond backed by a pool of mortgage pass-through securities or mortgage loans. CMOs are also known as "real estate mortgage investment conduits" (REMICs). As a result of the 1986 Tax Reform Act, most CMOs are issued in REMIC form to create a certain tax advantage for the issuer. The terms CMO and REMIC are used interchangeably. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk.


                  The Trust will invest primarily in planned amortization or target amortization classes of CMOs. Such classes of CMOs receive payments of principal according to a planned schedule to the extent that prepayments on the underlying mortgage-backed securities occur within a broad time period. The principal is reduced only in specified amounts at specified times resulting in greater predictability of principal payments for the planned amortization bonds or targeted amortization bonds. For a discussion on planned amortization bonds or targeted amortization bonds see "The Trust-- Description of the Portfolio" and "The Trust--CMO Structure" in this Part A and "The Trust--The Securities--Planned Amortization or Targeted Amortization Bonds and Support Bonds" in Part B of this Prospectus. The Intermediate Portfolio may also invest in other types of CMOs described above and in "The Trust--The Securities" in Part B of this Prospectus.


                  All of the CMOs in the Trust are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these mortgage-backed securities is guaranteed as to the payment of principal and interest by either the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's Corporation ("Standard & Poor's") and therefore, the Units of the Trust are rated AAA by Standard & Poor's. There can be no assurance that the Trust's investment objectives can be achieved. Investments in the Trust should be made with an understanding of the risks inherent in an investment in CMOs. (See "The Trust--Risk Considerations" in this Part A.) Each Unit of the Trust represents an undivided interest in the principal and net income of that Trust in the ratio of one thousand Units for the indicated principal amount of Securities in that Trust. (See "The Trust--Organization" in Part B of this Prospectus.) (For the specific number of Units in the Trust, see "Summary of Essential Information" in this Part A.)

                  Generally, CMOs are designed to provide a substantial degree of prepayment and reinvestment risk protection as compared to other mortgage related securities. The CMOs may have been issued as debt obligations of a trust or corporation or as certificated interests representing beneficial ownership in a pool of mortgage-backed securities (See "The Trust--The Securities" in Part B of this Prospectus for further description and examples) which trust, corporation or pool may have been established for the sole purpose of issuing CMOs by any of GNMA, FNMA or FHLMC or by a private business organization. Such private business organizations are typically single-purpose corporations established by mortgage-banking institutions for the sole purpose of issuing CMOs. Any CMOs in the Trust that have been issued by private business organizations have been rated AAA by Standard & Poor's. The sole assets of the issuers of the CMOs are the underlying mortgage-backed securities. If the collateral securing the Securities of these issuers is insufficient to make payments on those Securities, it is unlikely that any other assets of these issuers will be available for payment of the deficiency. The underlying mortgage-backed securities which are pledged as collateral to secure the payment of principal and interest on the CMOs may be (i) "fully modified pass-through" mortgage-backed certificates, guaranteed by GNMA ("Ginnie Maes"), (ii) mortgage pass-through certificates guaranteed by FNMA

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



("Fannie Maes") or (iii) mortgage participation certificates guaranteed by FHLMC ("Freddie Macs"). The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt or obligation of the United States or any of its agencies. The Units of the Trust, as such, are not guaranteed by any of GNMA, FNMA, FHLMC, the United States or any of its agencies. Additionally, CMOs that are issued by GNMA, FNMA or FHLMC or by any entity established by GNMA, FNMA or FHLMC are guaranteed as to payment of principal and interest by GNMA, FNMA or FHLMC, respectively. The guaranty obligations of GNMA with respect to any Ginnie Maes or any CMOs are supported by the full faith and credit of the United States. However, the guaranty of obligations of FNMA and FHLMC with respect to any Fannie Maes or Freddie Macs or any CMOs are obligations of FNMA and FHLMC only (limited by their respective credit capabilities) and are not supported by the full faith and credit of the United States or any other governmental entity.

                  CMO Structure. CMOs are generally issued as a series of different classes. An issue of CMOs generally is backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any "principal only" class. Principal payments on the underlying mortgages are thereafter generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows a more predictable estimate of the period of time when any one class is likely to be repaid. The estimate can be even closer with a class of planned amortization bonds or targeted amortization bonds. The amortization schedule for these CMOs is structured so that, at specified prepayment rates within a range, their principal will be repaid at specified times and in specified amounts. However, if any series of CMOs contains a class of planned amortization bonds or targeted amortization bonds, then the other classes in that series may not be retired in an order of priority determined strictly with reference to their maturity dates.

                  These other classes are often referred to as "support classes" because their function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. If the rate of prepayment on the underlying mortgages is faster than assumed, then classes with maturity dates later than the planned amortization bonds or targeted amortization bonds may be retired earlier than estimated to ensure that the planned amortization bonds or targeted amortization bonds receive the principal payments required by their amortization schedule. Similarly, if the rate of prepayments is slower than anticipated, then earlier support classes may be retired later than estimated. Hence, support classes of a series that contains planned amortization bonds or targeted amortization bonds have less predictable prepayment characteristics than classes of a series that does not. This lack of predictability regarding prepayments also causes support class bonds to have greater market value fluctuation than other classes of a CMO and causes fluctuation, which may be substantial, both in the amount of income earned by the Trust and in the timing of the Trust's principal distributions. This fluctuation may adversely affect the repurchase and redemption prices of Units of the Trust. (See "Description of the Portfolio" in this Part A for the number of planned amortization bonds, targeted amortization bonds or support class bonds in the Trust portfolios.) The rate of prepayment on the

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underlying mortgages of a CMO will most likely decline as interest rates increase. If the rate of prepayment declines, the weighted average life of the support class bonds will most likely increase and, in some cases, the decline will impact the yield and market value of these Securities. This may cause an investor's principal in a support class bond to be outstanding for a longer period of time than initially anticipated. Conversely, if interest rates decline, prepayments on the underlying mortgages will most likely increase, and the weighted average life of the support class bonds may be shorter than anticipated. A holder of a support class bond in these situations may be unable to reinvest the proceeds of these principal distributions at an effective interest rate equal to the specified coupon rate on the original support class bond. Therefore, an investor expecting to earn a fixed return for a fixed number of years may find the life of a support class investment decreases as interest rates fall and increases as they rise. Investors should be aware that the Federal Financial Institutions Examination Council recently announced that certain high-risk CMO tranches are generally not suitable investments for depository institutions. Support class bonds such as those in the Trust would be characterized as high-risk CMO tranches and, therefore, not suitable for depository institutions. Investors should carefully consider all the risks inherent in an investment in support class bonds before investing in the Trust.

                  Some of the CMOs in the Trust may be either a class of Guaranteed REMIC Certificates ("REMIC Certificate") issued by FNMA or a class of REMIC Certificates issued by FHLMC. A FNMA REMIC Certificate represents a beneficial ownership interest in a certain class of a FNMA REMIC Trust consisting of Fannie Maes, each of which in turn represents a beneficial interest in a pool of first lien, single-family, fixed-rate residential mortgage loans. FNMA REMIC Certificates are issued pursuant to trust agreements executed by FNMA in both its corporate capacity and its capacity as trustee. A FNMA REMIC Certificate evidences a beneficial ownership interest in the distribution of principal and interest on the underlying Fannie Maes, subject to certain limits and in an order of distribution established for the particular FNMA REMIC Trust. Each FNMA REMIC Certificate is backed by the guaranty obligation of FNMA to distribute on a timely basis required installments of principal and interest and to distribute the principal balance of the FNMA REMIC Certificate in full no later than an established final distribution date, notwithstanding insufficiency of funds from the underlying Fannie Maes. A FHLMC REMIC Certificate represents a beneficial ownership interest in a certain class of a pool of Freddie Macs, each of which in turn represents undivided interests in discrete pools of fixed-rate, first lien, residential mortgages or participations therein purchased by FHLMC. FHLMC REMIC Certificates are issued pursuant to multiclass mortgage participation certificate agreements executed by FHLMC. A FHLMC REMIC Certificate evidences a beneficial ownership interest in the distributions of principal and interest on the underlying Freddie Macs, subject to certain limits and in an order of distribution established for the particular FHLMC REMIC pool. Each FHLMC REMIC Certificate is backed by the guaranty obligation of FHLMC to distribute required interest payments on a timely basis and to distribute required principal payments as principal payments on the underlying Freddie Macs are required to be made. Except with respect to certain issues of "Gold" PCs, FHLMC generally does not guarantee timely payment of principal but does guarantee ultimate payment. Both FNMA REMIC Certificates and FHLMC REMIC Certificates pay interest monthly. (See "The Trust--The Securities" in Part B of this Prospectus for a description of FHLMC Gold PCs.)

                  If FNMA or FHLMC were unable to fulfill its guarantees, distributions to holders of REMIC Certificates such as the Trusts would consist solely of payments and other recoveries upon the mortgages underlying the pledged Fannie Maes or Freddie Macs, respectively, and, accordingly, delinquencies and defaults would diminish distributions to the holders. (See

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"Description of the Portfolio" in this Part A for the number of FNMA REMIC
Certificates and FHLMC REMIC Certificates in the Trust's portfolio.)

                  Some of the CMOs in the Trust may be a class of compound interest bonds or principal only bonds. Interest on compound interest bonds is accrued and is added to principal. Such interest is not paid until all classes of CMOs issued in the same series with earlier final distributions dates are paid in full. Principal only bonds entitle the holder to no payments of interest but the holder will receive cash flow from the amortization of principal and prepayments. Both compound interest bonds and principal only bonds sell at a deep discount from par. The Sponsor believes that a portfolio with a limited amount of compound interest bonds and principal only bonds will assist the Trust in achieving its objective of preserving capital. Since the principal only bond will accrue to par if held to maturity, the holder of such a bond would receive a full return of his or her initial investment upon maturity of the bond. In addition, compound interest bonds also assist in the preservation of capital as interest which accrues on these bonds is added to principal. (See "Description of the Portfolio" in this Part A for the amount of Securities in the Trust that is a class of compound interest bonds or principal only bonds.)


                  Risk Considerations. An investment in Units of the Trust should be made with an understanding of risks which an investment in fixed rate CMOs may entail, including the risk that the value of the portfolio and, hence, the value of the Units will decline with increases in interest rates and that the life of the CMOs in the portfolio depends on the actual prepayments received on the underlying mortgage-backed securities, the timing of which cannot be determined but which may be sooner or later than anticipated, especially if interest rates decline. Mortgage prepayment rates are likely to fluctuate significantly from time to time as they have in recent years and at a rate faster or slower than that initially assumed. The rate of prepayments depends on a variety of geographic, social and other functions, including prevailing market interest rates and general economic factors. The potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may be limited by any increased prepayments by mortgagors. Investors should also note that prepayments of principal on CMOs purchased at a premium over par will result in some loss on investment while prepayments on CMOs purchased at a discount from par will result in some gain on investment. Also, if interest rates rise, the prepayment risk of higher yielding, premium CMOs and the prepayment benefit for lower yielding, discount CMOs will be reduced. (See "The Trust--Life of the Securities and of the Trust" in Part B of this Prospectus.) In addition, a number of factors, including the extent of prepayments of principal on the underlying mortgage-backed securities, affect the availability of funds for payment of principal of bonds on any payment date and, therefore, the timing of principal payments on each class of such bonds.

                  While all of the mortgage-backed securities underlying each of the CMOs in the Trust are guaranteed as to the payment of principal and interest by GNMA, FNMA or FHLMC, the CMOs in the Trust represent obligations solely of the issuers of those CMOs and are not themselves insured or guaranteed by GNMA, FNMA or FHLMC, or any other governmental agency. If a default were to occur with respect to any of the CMOs, there can be no assurance that the collateral securing such bonds would be sufficient to pay the principal and interest then due.

                  CMOs are generally not listed on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System, Inc. Whether or not CMOs are listed on a national securities exchange, the principal trading market for the CMOs will generally be in the over-the-counter market. As a result the existence of a liquid trading market for CMOs may depend on whether dealers will make a market in CMOs. There can be no

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



assurance that a market will be made for any of the CMOs in the Trust, that any market for the CMOs in the Trust's portfolios will be maintained or of the liquidity of the CMOs in the Trust in any markets made. The price at which the CMOs in the Trust may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the CMOs in the Trust are limited or absent. (See "The Trust--Liquidity" in Part B of this Prospectus.) In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling securities to the Sponsor. However, taking into account the foregoing and other factors, the Sponsor believes that the nature of the GNMA, FNMA or FHLMC guarantees of any securities that have been issued by them, respectively, and the nature of the Ginnie Maes, Fannie Maes or Freddie Macs securities payments of principal and interest due on the Securities make the Securities adequately marketable for purposes of redemptions of Units by the Trustee (see "Redemption" in Part B of this Prospectus).

                  Investors should note that all of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"). As such, Certificateholders will be required to include in income their respective pro rata share of interest on each Security (whether or not the Security has original issue discount) as interest accrues, whether or not the Certificateholder is an accrual method taxpayer. (See "Tax Status" in Part B of this Prospectus.)

                  The principal amount of Securities actually deposited in the Trust is affected by the prepayment estimate or factor for each CMO. If the prepayment estimate or factor is adjusted because the level of actual prepayments increases with respect to a particular CMO prior to the settlement date of the Securities, the actual principal amount of Securities deposited in a Trust may be less than the amount noted above and the excess of any cash returned to that Trust as a result of these prepayments will be held in the Trust's principal account. Cash balances maintained in the principal account do not generate income for the Trusts.

                  Educational material regarding CMOs is available upon request, from the Sponsor.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price per 1,000 Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in the Trust divided by the number of Units outstanding times 1,000, plus a sales charge of 3.5% of the Public Offering Price per 1,000 Units or 3.627% of the net amount invested in Securities per 1,000 Units of the Trust. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If the Units of the Intermediate Portfolio had been purchased on the Evaluation Date, the Public Offering Price per 1,000 Units would have been $1,004.77 plus accrued interest of $5.61, for a total of $1,010.38. The Public Offering Price per 1,000 Units may vary on a daily basis in accordance with the fluctuations in the aggregate bid price of the Bonds. (See "Public Offering" in Part B of this Prospectus.)


                  The figures above assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the secondary market Public Offering Price per 1,000 Units by 1,000 and multiplying by the number of Units.

                  DISTRIBUTIONS. Distributions of principal and interest income, less expenses, will be made by the Trust monthly on the 20th of each month. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For the estimated amount of distributions see "Summary of Essential Information" for the Trust in this Part A.)


                                       A-6
267690.1

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Estimated Long Term Return for the Trust is calculated by: (1) computing the yield to maturity for each CMO in the Trust's portfolio in accordance with accepted CMO practices, which practices take into account not only the interest payable on the CMO but also the amortization of premiums or accretion of discounts, if any, and estimates of projected prepayments; (2) calculating the average of the yields for the CMOs in the Trust's portfolio by weighing each CMO's yield by the market value of the CMO and by the amount of time remaining to the date to which the CMO is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders, see "Summary of Essential Information" for the Trust. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  Estimated Current Return for the Trust is computed by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account estimates of prepayments or the amortization of premium or accretion of discount, if any, on the CMOs in the portfolio of the Trust. For the Estimated Net Annual Interest Income to Certificateholders, see "Summary of Essential Information" in Part A.

                  If the CMOs in the Trust are priced at a discount, the Estimated Current Return will generally be lower relative to the Estimated Long Term Return, whereas if the CMOs are priced at a premium, the Estimated Current Return will generally be higher relative to the Estimated Long Term Return. This is because Estimated Current Return reflects primarily the interest rate on the CMOs, while Estimated Long Term Return reflects yield and timing of principal payments, and thus increases when the principal returned is greater than the price paid for the CMOs (discount) and decreases when the principal returned is lower than the price paid (premium). Estimated Long Term Return is calculated using an estimated average life for the CMOs in the Trust. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When a particular Trust has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Trust contains CMOs priced at a discount and lower if the CMOs are priced at a premium. Conversely, when a particular Trust has a longer average life than is estimated, Estimated Long Term Return will be lower if the CMOs are priced at a discount and higher if the CMOs are priced at a premium. To calculate estimated average life several assumptions are made to derive an estimated prepayment rate for the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs that may back the CMOs in the Portfolio; the calculation of estimated prepayment rates is based upon actual recent prepayments and analysis of several factors including, among other things, the spread between present market interest rates and the rate on the mortgages and the housing environment. The estimated prepayment rate that is derived is then applied to retire the principal amount of each CMO class of the same series as each CMO in the Trust, including those CMOs in the Trust, according to the specific principal reduction schedule of each series. For a more detailed explanation of the calculation of estimated average life, see "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. The estimated average life for the Trust is subject to change with alterations in the data used in any of the underlying assumptions. The actual average lives of the CMOs in the Trust portfolio and the actual long term returns will be different from the estimated average lives and the estimated long term returns.

                  The Estimated Net Annual Interest Income per 1,000 Units of the Trust will vary with changes in the fees and expenses of the Trustee and the

                                       A-7
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



Evaluator applicable to the Trust and with the redemption, prepayment, maturity, sale or other disposition of the CMOs in the Trust. The Secondary Market Public Offering Price will vary with changes in the bid prices of the CMOs. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

                  Market for Units. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid side evaluation of the Securities in the Trust. The reoffer price will be based on the aggregate bid side evaluation of the Securities, divided by the number of Units outstanding times 1,000, plus a sales charge of 3.5% (3.627% of the net amount invested), plus net accrued interest for the Intermediate Portfolio. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid side evaluation of the Securities. (See "Sponsor Repurchase" in Part B of this Prospectus.)

                  Total Reinvestment Plan. Distributions from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his interest check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Gabelli-O'Connor Fixed Income Mutual Funds Management Co. serves as the investment advisor of the Fund and GOC Fund Distributors, Inc. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B of this Prospectus. The shares of the Fund are not rated by Standard & Poor's.

                                       A-8
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



                            MORTGAGE SECURITIES TRUST
                      CMO SERIES 15, INTERMEDIATE PORTFOLIO


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996


Date of Deposit:*  March 30, 1994                                   Evaluation Time:  4.00 p.m.
Principal Amount of                                                    New York Time.
  Securities ................                $8,785,000             Minimum Principal Distribution:
  Principal Amount of Secu-                                              $1 per 1,000 Units.
  rities per 1,000 Units.....                $1,003.81              Weighted Average Life to
Number of Units .............                8,751,666                 Maturity: 6.6 years
Fractional Undivided Inter-                                         Minimum Value of Trust:
  est in Trust per Unit .....                1/8751666                 Trust may be terminated if
Secondary Market Public                                                less than $4,000,000 in
  Offering Price**+                                                    principal amount of
  Aggregate Bid Price of                                               Securities.
    Securities in Trust .....                $8,431,984             Mandatory Termination Date:
  Divided by 8,751,666 Units                                           The earlier of December 31,
    times $1,000 ............                $963.47                   2044 or the disposition of the
  Plus Sales Charge of 3.5%                                            last Security in the Trust.
    of Public Offering Price                 $41.30                 Trustee:  The Chase Manhattan
  Public Offering Price                                                Bank.
    per 1,000 Units..........                $1,004.77              Trustee's Annual Fee:  $.84 per
Redemption and Sponsor's                                               $1,000.
  Repurchase Price                                                  Evaluator:  Kenny S&P
  per 1,000 Units+ ..........                $963.47+++#               Evaluation Services.
Excess of Public Offering                                           Evaluator's Fee for Each
  Price over Redemption and                                            Evaluation:  $7 per
  Sponsor's Repurchase Price                                           evaluation.
  per 1,000 Units#...........                $41.30                 Sponsor:  Reich & Tang
Difference between Public                                              Distributors L.P.
  Offering Price per 1,000                                          Sponsor's Annual Fee:  Maximum
  Units and Principal                                                  of $.25 per $1,000 principal
  Amount per 1,000 Units                                               amount of Securities (see
  Premium/(Discount).........                $.96                      "Trust Expense and Charges"
                                                                       in Part B of this Prospectus).





                           PER 1,000 UNIT INFORMATION


Gross annual interest income (cash).............................        $67.57
Less estimated annual fees and expenses.........................          1.63
Estimated net annual interest income (cash).....................         65.94
Estimated interest distribution.................................          5.49
Estimated daily interest accrual................................           .18
Estimated current return++(1)...................................         6.56%
Estimated long term return++(1).................................         7.03%
Record dates....................................................        1st of
                                                                    each month
Interest distribution dates.....................................       20th of
                                                                    each month


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  **     Per 1,000 Units.

   +     Plus accrued interest.

  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Volume and Other Discounts" in Part B of this Prospectus).

 +++ Based solely upon the bid side evaluation of the underlying Securities. Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

   # See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.


                                       A-9
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            Additional Footnotes to Summary of Essential Information


 (1) Estimated current return represents annual interest income after estimated annual expenses divided by the Public Offering Price, including a 3.5% maximum sales charge. Estimated long term return is the net annual percentage return based on the yield on each underlying Security in the Trust weighted to reflect market value and estimated average life. The estimated weighted average life to maturity of the Trust is an estimate based upon various assumptions discussed more fully under "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. Estimated long term return is adjusted for estimated expenses and the maximum public offering price but not for delays in the Trust's distribution of income. Estimated current return shows current annual cash return to investors while estimated long term return shows the return on Units held to estimated average life, reflecting prepayments of principal, maturities, discounts and premiums on underlying Securities. Actual returns will vary with purchase price, payments and prepayments of principal on the underlying Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities, and changes in Trust income after expenses. These returns do not include the effects of any delay in payments to Unitholders and a calculation which includes those effects would be lower. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit of the Trust outstanding for the periods listed below:


                                                                                    Distribu-
                                                                                    tions of
                                                                                    Principal
                                                                 Distributions      During
                                              Net Asset*         of Interest        the
                                                Value            During the         Period
                             Units Out-       Per 1,000          Period (per        (Per 1,000
Period Ended                  standing          Units            1,000 Units)        Units)
------------                 ----------       ---------          ------------       --------

INTERMEDIATE PORTFOLIO
December 31, 1994            10,000,000       $  880.00             $39.04             -0-
December 31, 1995             9,687,683        1,019.28              65.40             -0-
December 31, 1996             8,751,666          979.03              65.60             -0-

------------------
*   Net Asset Value per 1,000 Units is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of
    Notes to Financial Statements for a description of the components of Net
    Assets.

                                      A-10
267690.1

                        INFORMATION REGARDING THE TRUSTS
                             AS OF DECEMBER 31, 1996



Description of the Portfolio*


             The Trust consists of 4 issues of CMOs. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the CMOs in the Portfolio were acquired. None of the CMOs have been issued by entities created by GNMA, approximately 77.2% of the aggregate principal amount of the CMOs in the Portfolio have been issued by entities created by FNMA, approximately 22.8% of the aggregate principal amount of the CMOs in the Portfolio have been issued by entities created by FHLMC and none have been issued by private issuers. All of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits. The CMOs in the Trust have stated final distribution dates ranging from October 15, 2013 through April 25, 2022 and estimated average lives (based upon estimated prepayment rates) ranging from
5.37 to 8.97 years.

             $5,890,000 of the principal amount of the Securities deposited in the Trust are planned amortization bonds or targeted amortization bonds. None of the principal amount of the Securities are support class bonds that are part of a series that contains planned amortization bonds or targeted amortization bonds. $6,785,000 of the principal amount of the Securities initially deposited in the Trust are FNMA REMIC Certificates. None of the principal amount of the Securities initially deposited in the Trust are a class of compound interest bonds or principal only bonds.

             As of December 31, 1996, 77.2% of the aggregate principal amount of the Securities in the Trust were acquired at a discount from par, 22.8% of the Securities in the Trust were acquired at a premium and none were acquired at par. A Certificateholder may receive more or less than his original purchase price upon disposition of his Units because the value of the Units fluctuates with the value of the underlying Securities.


             Educational material regarding CMOs is available, upon request, from the Sponsor.




----------------
* Changes in the Trust Portfolio: From January 1, 1997 to March 21, 1997, $60,000 of the principal amount of the securities in portfolio no. 2 was sold and is no longer contained in the Trust.


                                      A-11
267690.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Mortgage Securities Trust, CMO Series 15 Intermediate

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mortgage Securities Trust, CMO Series 15 Intermediate (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Mortgage Securities Trust, CMO Series 15 Intermediate
Portfolio
December 31, 1996
-------------------------------------------------------------------------------------------------------------------


                                                                                                  Estimated First
                                                                            Coupon Rate/             Principal
 Portfolio   Principal                                                   Final Distribution      Distribution Date     Market
    No.       Amount        Securities (3)                                    Date (1)              (Unaudited)       Value (2)

    1     $ 2,000,000     Federal National Mortgage Association               7.500%             1/25/99            $   2,015,945
                          Guaranteed REMIC Pass-Through Certificates          5/25/2020
                          Fannie Mae REMIC Trust 1992-Class 146-PJ

    2       2,895,000     Federal National Mortgage Association               6.500              1/25/99                2,804,061
                          Guaranteed REMIC Pass-Through Certificates          4/25/2020
                          Fannie Mae REMIC Trust 1993-Class 74-B

    3       2,000,000     Federal Home Loan Mortgage Corporation              6.000              7/15/99                1,850,426
                          Multiclass Mortgage Participation Certificates      10/15/2013
                          (Guaranteed) Series 1595-B

    4       1,890,000     Federal National Mortgage Association               7.050              12/25/00               1,815,144
                          Guaranteed REMIC Pass-Through Certificates          4/25/2022
                          Fannie Mae REMIC Trust 1993-Class 23-PM
         ------------                                                                                              --------------
          $ 8,785,000     Total Investments (Cost $8,404,370)                                                       $   8,485,576
                                                                                                                   ==============
         ============



   See accompanying footnotes to portfolio and notes to financial statements.

Mortgage Securities Trust, CMO Series 15 Intermediate
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

2. At December 31, 1996, the net unrealized appreciation of all the securities was comprised of the following:

           Gross unrealized appreciation             $  84,154
           Gross unrealized depreciation                (2,948)
                                                     ---------


           Net unrealized appreciation               $  81,206
                                                     =========


3. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. The Units of the Trust are not, however, guaranteed by the United States or any of its agencies. Payments are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying mortgage backed securities constitute a debt obligation of the United States or any of its agencies.



    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 15 Intermediate

Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------



Investments in Securities,
     at Market Value (Cost $8,404,370)                         $    8,485,576
                                                               --------------

Other Assets
     Accrued Interest                                                  99,260
                                                               --------------
         Total Other Assets                                            99,260
                                                               --------------

Liabilities
     Accrued Expenses                                                   2,443
     Advance from Trustee                                              14,223
                                                               --------------
         Total Liabilities                                             16,666
                                                               --------------

Excess of Other Assets over Total Liabilities                          82,594
                                                               --------------

Net Assets (8,751,666 Units of Fractional Undivided
     Interest Outstanding, $0.98 per Unit)                     $    8,568,170
                                                               ==============


    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 15 Intermediate

Statement of Operations
--------------------------------------------------------------------------------

                                                              For the Years Ended December 31,          For the Period from
                                                               1996                       1995          March 30, 1994 (Date
                                                                                                        of Deposit) to
                                                                                                        December 31, 1994
Investment Income
     Interest                                           $   607,310                $   668,226           $   510,228
                                                        -----------                -----------           -----------

Expenses
     Trustee's Fees                                           8,937                     21,375                10,800
     Evaluator's Fees                                         3,820                      1,622                  ----
     Sponser's Advisory Fee                                   2,443                       ----                  ----
                                                        -----------                -----------           -----------

         Total Expenses                                      15,200                     22,997                10,800
                                                        -----------                -----------           -----------

     Net Investment Income                                  592,110                    645,229               499,428
                                                        -----------                -----------           -----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                         11,666                      6,037                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                     (390,230)                 1,397,167              (925,731)
                                                        -----------                -----------           -----------

     Net Gain (Loss) on Investments                        (378,564)                 1,403,204              (925,731)
                                                        -----------                -----------           -----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   213,546                 $2,048,433           $  (426,303)
                                                        ===========                 ==========           ===========



   The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 15 Intermediate

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              For the Years Ended December 31,          For the Period from
                                                               1996                       1995          March 30, 1994 (Date
                                                                                                        of Deposit) to
                                                                                                        December 31, 1994

Operations
Net Investment Income                                      $   592,110           $     645,229         $     499,428
Realized Gain
     on Investments                                             11,666                   6,037                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                            (390,230)              1,397,167              (925,731)
                                                           ------------          -------------         -------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                213,546               2,048,433              (426,303)
                                                           ------------          -------------         -------------

Distributions to Certificateholders
     Investment Income                                         601,510                 654,000               390,400
     To Sponsor of Accrued Interest to
          Date of Settlement                                      ----                    ----               (54,053)

Redemptions
     Interest                                                    6,853                   1,871                  ----
     Principal                                                 911,499                 312,173                  ----
                                                           ------------          -------------         -------------

         Total Distributions
             and Redemptions                                 1,519,862                 968,044               336,347
                                                           ------------          -------------         -------------

         Total Increase (Decrease)                          (1,306,316)              1,080,389              (762,650)

Net Assets
     Beginning of Year                                       9,874,486               8,794,097             9,556,747
                                                           ------------          -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $82,133, $98,386
         and $109,028, Respectively)                      $  8,568,170            $  9,874,486          $  8,794,097
                                                          ============            ============          ============


    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 15 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Mortgage Securities Trust, CMO Series 15 Intermediate (the "Trust") was organized on March 30, 1994 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the securities at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Mortgage Securities Trust, CMO Series 15 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions on a monthly basis.

         The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and 1995, 936,017 and 312,317 units were redeemed, respectively. No units were redeemed during the period ended December 31, 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee of $.84 per $1,000 of outstanding investment principal. In addition, a fee of $7.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $7,160 and other expenses of $1,777. The other expenses include professional, printing and miscellaneous fees.

Mortgage Securities Trust, CMO Series 15 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders            $     9,903,365
               Less Initial Gross Underwriting Commission             346,618
                                                              ---------------
                                                                    9,556,747
               Accumulated Cost of Securities Sold
                  or Called                                        (1,152,377)
               Net Unrealized Appreciation                             81,206
               Undistributed Net Investment Income                     82,133
               Undistributed Proceeds From Investments                    461
                                                              ---------------

                  Total                                       $     8,568,170
                                                              ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 10,000,000 units of fractional undivided interest of the Trust as of the date of deposit.

Mortgage Securities Trust, CMO Series 15 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

6.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**           $          1.02
                                                        ----------------

             Interest Income                                        .07
             Expenses                                              (.00)
                                                        ----------------
             Net Investment Income                                  .07
                                                        ----------------
             Net Gain or Loss on Investments(1)                    (.04)
                                                        ----------------

         Total from Investment Operations                           .03
                                                        ----------------

         Less Distributions
             to Certificateholders
                 Income                                             .07
             for Redemptions
                 Interest                                           .00
                                                        ----------------

         Total Distributions                                        .07
                                                        ----------------

         Net Asset Value, End of Year**                 $           .98
                                                        ===============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


--------
     * Unless otherwise stated, based upon average units outstanding during the year of 9,219,675 ([8,751,666 + 9,687,683]/2).

     **  Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997


                            MORTGAGE SECURITIES TRUST

                                  CMO SERIES 16





                  The Trust consists of 1 unit investment trust designated Mortgage Series Trust, CMO Series 16, Intermediate Portfolio (the "Trust"). The Trust consists of an underlying portfolio of collateralized mortgage obligations ("CMOs" or "Securities") and was formed to obtain safety of capital and provide a high level of current distributions of interest income. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk. The Trust seeks to achieve its objectives through investment in a fixed portfolio of CMOs which may have been issued as debt obligations of a trust or corporation or which may represent certificated interests of beneficial ownership in pools of mortgage-backed securities. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these underlying mortgage-backed securities is guaranteed as to the payment of principal and interest by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's and, therefore, the Units of the Trust are rated AAA by Standard & Poor's Corporation. The Units of the Trust are not, however, guaranteed by GNMA, FNMA, FHLMC, the United States or any of its agencies. The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt obligation of the United States or any of its agencies. The Sponsor is Reich & Tang Distributors L.P. The value of the Units will fluctuate with the value of the CMOs in the portfolio. Both the Estimated Current Return and the Estimated Long Term Return are subject to fluctuations with changes in portfolio composition, principal payments and prepayments, changes in the market value of the CMOs in the portfolios and changes in fees and expenses. Minimum purchase:
1,000 Units.


-------------------------------------------------------------------------------


                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information, including descriptive material relating to the Trust as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the Portfolio as of the Evaluation Date. Part B of this Prospectus contains general information about the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference.


-------------------------------------------------------------------------------


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

352475.1

                  THE TRUST. A CMO is a multiclass bond backed by a pool of mortgage pass-through securities or mortgage loans. CMOs are also known as "real estate mortgage investment conduits" (REMICs). As a result of the 1986 Tax Reform Act, most CMOs are issued in REMIC form to create a certain tax advantage for the issuer. The terms CMO and REMIC are used interchangeably. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk.


                  The Trust, as an Intermediate Portfolio, will invest primarily in planned amortization or target amortization classes of CMOs. Such classes of CMOs receive payments of principal according to a planned schedule to the extent that prepayments on the underlying mortgage-backed securities occur within a broad time period. The principal is reduced only in specified amounts at specified times resulting in greater predictability of principal payments for the planned amortization bonds or targeted amortization bonds. For a discussion on planned amortization bonds or targeted amortization bonds see "The Trust--Description of the Portfolio" and "The Trust--CMO Structure" in this Part A and "The Trust--The Securities--Planned Amortization Bonds or Targeted Amortization Bonds and Support Bonds" in Part B of this Prospectus. The Trust may also invest in other types of CMOs described above and in "The Trust--The Securities" in Part B of this Prospectus.

                  All of the CMOs in the Trust are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these mortgage-backed securities is guaranteed as to the payment of principal and interest by either the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's Corporation ("Standard & Poor's") and therefore, the Units of the Trust are rated AAA by Standard & Poor's. There can be no assurance that the Trust's investment objectives can be achieved. Investments in the Trust should be made with an understanding of the risks inherent in an investment in CMOs. (See "The Trust--Risk Considerations" in this Part A.) Each Unit of the Trust represents an undivided interest in the principal and net income of the Trust in the ratio of one thousand Units for the indicated principal amount of Securities in the Trust. (See "The Trust--Organization" in Part B of this Prospectus.) (For the specific number of Units in the Trust, see "Summary of Essential Information" in this Part A.)

                  Generally, CMOs are designed to provide a substantial degree of prepayment and reinvestment risk protection as compared to other mortgage related securities. The CMOs may have been issued as debt obligations of a trust or corporation or as certificated interests representing beneficial ownership in a pool of mortgage-backed securities (See "The Trust--The Securities" in Part B of this Prospectus for further description and examples) which trust, corporation or pool may have been established for the sole purpose of issuing CMOs by any of GNMA, FNMA or FHLMC or by a private business organization. Such private business organizations are typically single-purpose corporations established by mortgage-banking institutions for the sole purpose of issuing CMOs. Any CMOs in the Trust that have been issued by private business organizations have been rated AAA by Standard & Poor's. The sole assets of the issuers of the CMOs are the underlying mortgage-backed securities. If the collateral securing the Securities of these issuers is insufficient to make payments on those Securities, it is unlikely that any other assets of these issuers will be available for payment of the deficiency. The underlying mortgage-backed securities which are pledged as collateral to secure the payment of principal and interest on the CMOs may be (i) "fully modified pass-through" mortgage-backed certificates, guaranteed by GNMA

                                       A-2
352475.1

("Ginnie Maes"), (ii) mortgage pass-through certificates guaranteed by FNMA ("Fannie Maes") or (iii) mortgage participation certificates guaranteed by FHLMC ("Freddie Macs"). The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt or obligation of the United States or any of its agencies. The Units of the Trust, as such, are not guaranteed by any of GNMA, FNMA, FHLMC, the United States or any of its agencies. Additionally, CMOs that are issued by GNMA, FNMA or FHLMC or by any entity established by GNMA, FNMA or FHLMC are guaranteed as to payment of principal and interest by GNMA, FNMA or FHLMC, respectively. The guaranty obligations of GNMA with respect to any Ginnie Maes or any CMOs are supported by the full faith and credit of the United States. However, the guaranty of obligations of FNMA and FHLMC with respect to any Fannie Maes or Freddie Macs or any CMOs are obligations of FNMA and FHLMC only (limited by their respective credit capabilities) and are not supported by the full faith and credit of the United States or any other governmental entity.

                  CMO Structure. CMOs are generally issued as a series of different classes. An issue of CMOs generally is backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any "principal only" class. Principal payments on the underlying mortgages are thereafter generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows a more predictable estimate of the period of time when any one class is likely to be repaid. The estimate can be even closer with a class of planned amortization bonds or targeted amortization bonds. The amortization schedule for these CMOs is structured so that, at specified prepayment rates within a range, their principal will be repaid at specified times and in specified amounts. However, if any series of CMOs contains a class of planned amortization bonds or targeted amortization bonds, then the other classes in that series may not be retired in an order of priority determined strictly with reference to their maturity dates.


                  These other classes are often referred to as "support classes" because their function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. If the rate of prepayment on the underlying mortgages is faster than assumed, then classes with maturity dates later than the planned amortization bonds or targeted amortization bonds may be retired earlier than estimated to ensure that the planned amortization bonds or targeted amortization bonds receive the principal payments required by their amortization schedule. Similarly, if the rate of prepayments is slower than anticipated, then earlier support classes may be retired later than estimated. Hence, support classes of a series that contains planned amortization bonds or targeted amortization bonds have less predictable prepayment characteristics than classes of a series that does not. This lack of predictability regarding prepayments also causes support class bonds to have greater market value fluctuation than other classes of a CMO and causes fluctuation, which may be substantial, both in the amount of income earned by the Trust and in the timing of the Trust's principal distributions. This fluctuation may adversely affect the repurchase and redemption prices of Units of the Trust. (See "Description of the Portfolio" in this Part A for the


                                       A-3
352475.1
number of planned amortization bonds, targeted amortization bonds or support class bonds in the Trust portfolio.) The rate of prepayment on the underlying mortgages of a CMO will most likely decline as interest rates increase. If the rate of prepayment declines, the weighted average life of the support class bonds will most likely increase and, in some cases, the decline will impact the yield and market value of these Securities. This may cause an investor's principal in a support class bond to be outstanding for a longer period of time than initially anticipated. Conversely, if interest rates decline, prepayments on the underlying mortgages will most likely increase, and the weighted average life of the support class bonds may be shorter than anticipated. A holder of a support class bond in these situations may be unable to reinvest the proceeds of these principal distributions at an effective interest rate equal to the specified coupon rate on the original support class bond. Therefore, an investor expecting to earn a fixed return for a fixed number of years may find the life of a support class investment decreases as interest rates fall and increases as they rise. Investors should be aware that the Federal Financial Institutions Examination Council recently announced that certain high-risk CMO tranches are generally not suitable investments for depository institutions. Support class bonds such as those in the Long-Intermediate Portfolio would be characterized as high-risk CMO tranches and, therefore, not suitable for depository institutions. Investors should carefully consider all the risks inherent in an investment in support class bonds before investing in the Trust.

                  Some of the CMOs in the Trust may be either a class of Guaranteed REMIC Certificates ("REMIC Certificate") issued by FNMA or a class of REMIC Certificates issued by FHLMC. A FNMA REMIC Certificate represents a beneficial ownership interest in a certain class of a FNMA REMIC Trust consisting of Fannie Maes, each of which in turn represents a beneficial interest in a pool of first lien, single-family, fixed-rate residential mortgage loans. FNMA REMIC Certificates are issued pursuant to trust agreements executed by FNMA in both its corporate capacity and its capacity as trustee. A FNMA REMIC Certificate evidences a beneficial ownership interest in the distribution of principal and interest on the underlying Fannie Maes, subject to certain limits and in an order of distribution established for the particular FNMA REMIC Trust. Each FNMA REMIC Certificate is backed by the guaranty obligation of FNMA to distribute on a timely basis required installments of principal and interest and to distribute the principal balance of the FNMA REMIC Certificate in full no later than an established final distribution date, notwithstanding insufficiency of funds from the underlying Fannie Maes. A FHLMC REMIC Certificate represents a beneficial ownership interest in a certain class of a pool of Freddie Macs, each of which in turn represents undivided interests in discrete pools of fixed-rate, first lien, residential mortgages or participations therein purchased by FHLMC. FHLMC REMIC Certificates are issued pursuant to multiclass mortgage participation certificate agreements executed by FHLMC. A FHLMC REMIC Certificate evidences a beneficial ownership interest in the distributions of principal and interest on the underlying Freddie Macs, subject to certain limits and in an order of distribution established for the particular FHLMC REMIC pool. Each FHLMC REMIC Certificate is backed by the guaranty obligation of FHLMC to distribute required interest payments on a timely basis and to distribute required principal payments as principal payments on the underlying Freddie Macs are required to be made. Except with respect to certain issues of "Gold" PCs, FHLMC generally does not guarantee timely payment of principal but does guarantee ultimate payment. Both FNMA REMIC Certificates and FHLMC REMIC Certificates pay interest monthly. (See "The Trust--The Securities" in Part B of this Prospectus for a description of FHLMC Gold PCs.)

                  If FNMA or FHLMC were unable to fulfill its guarantees, distributions to holders of REMIC Certificates such as the Trust would consist solely of payments and other recoveries upon the mortgages underlying the

                                       A-4
352475.1
pledged Fannie Maes or Freddie Macs, respectively, and, accordingly, delinquencies and defaults would diminish distributions to the holders. (See "Description of Portfolio" in this Part A for the number of FNMA REMIC Certificates and FHLMC REMIC Certificates in the Trust portfolio.)

                  Some of the CMOs in the Trust may be a class of compound interest bonds or principal only bonds. Interest on compound interest bonds is accrued and is added to principal. Such interest is not paid until all classes of CMOs issued in the same series with earlier final distributions dates are paid in full. Principal only bonds entitle the holder to no payments of interest but the holder will receive cash flow from the amortization of principal and prepayments. Both compound interest bonds and principal only bonds sell at a deep discount from par. The Sponsor believes that a portfolio with a limited amount of compound interest bonds and principal only bonds will assist the Trust in achieving its objective of preserving capital. Since the principal only bond will accrue to par if held to maturity, the holder of such a bond would receive a full return of his or her initial investment upon maturity of the bond. In addition, compound interest bonds also assist in the preservation of capital as interest which accrues on these bonds is added to principal. (See "Description of Portfolio" in this Part A for the amount of Securities in the Trust that is a class of compound interest bonds or principal only bonds.)


                  Risk Considerations. An investment in Units of the Trust should be made with an understanding of risks which an investment in fixed rate CMOs may entail, including the risk that the value of the portfolio and, hence, the value of the Units will decline with increases in interest rates and that the life of the CMOs in the portfolio depends on the actual prepayments received on the underlying mortgage-backed securities, the timing of which cannot be determined but which may be sooner or later than anticipated, especially if interest rates decline. Mortgage prepayment rates are likely to fluctuate significantly from time to time as they have in recent years and at a rate faster or slower than that initially assumed. The rate of prepayments depends on a variety of geographic, social and other functions, including prevailing market interest rates and general economic factors. The potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may be limited by any increased prepayments by mortgagors. Investors should also note that prepayments of principal on CMOs purchased at a premium over par will result in some loss on investment while prepayments on CMOs purchased at a discount from par will result in some gain on investment. Also, if interest rates rise, the prepayment risk of higher yielding, premium CMOs and the prepayment benefit for lower yielding, discount CMOs will be reduced. (See "The Trust--Life of the Securities and of the Trust" in Part B of this Prospectus.) In addition, a number of factors, including the extent of prepayments of principal on the underlying mortgage-backed securities, affect the availability of funds for payment of principal of bonds on any payment date and, therefore, the timing of principal payments on each class of such bonds.

                  While all of the mortgage-backed securities underlying each of the CMOs in the Trust are guaranteed as to the payment of principal and interest by GNMA, FNMA or FHLMC, the CMOs in the Trust represent obligations solely of the issuers of those CMOs and are not themselves insured or guaranteed by GNMA, FNMA or FHLMC, or any other governmental agency. If a default were to occur with respect to any of the CMOs, there can be no assurance that the collateral securing such bonds would be sufficient to pay the principal and interest then due.

                  CMOs are generally not listed on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System, Inc. Whether or not CMOs are listed on a national securities exchange, the

                                       A-5
352475.1
principal trading market for the CMOs will generally be in the over-the-counter market. As a result the existence of a liquid trading market for CMOs may depend on whether dealers will make a market in CMOs. There can be no assurance that a market will be made for any of the CMOs in the Trust, that any market for the CMOs in the Trust's portfolios will be maintained or of the liquidity of the CMOs in the Trust in any markets made. The price at which the CMOs in the Trust may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the CMOs in the Trust are limited or absent. (See "The Trust--Liquidity" in Part B of this Prospectus.) In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling securities to the Sponsor. However, taking into account the foregoing and other factors, the Sponsor believes that the nature of the GNMA, FNMA or FHLMC guarantees of any securities that have been issued by them, respectively, and the nature of the Ginnie Maes, Fannie Maes or Freddie Macs securities payments of principal and interest due on the Securities make the Securities adequately marketable for purposes of redemptions of Units by the Trustee (see "Redemption" in Part B of this Prospectus).

                  Investors should note that all of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"). As such, Certificateholders will be required to include in income their respective pro rata share of interest on each Security (whether or not the Security has original issue discount) as interest accrues, whether or not the Certificateholder is an accrual method taxpayer. (See "Tax Status" in Part B of this Prospectus.)

                  The principal amount of Securities actually deposited in the Trust is affected by the prepayment estimate or factor for each CMO. If the prepayment estimate or factor is adjusted because the level of actual prepayments increases with respect to a particular CMO prior to the settlement date of the Securities, the actual principal amount of Securities deposited in the Trust may be less than the amount noted above and the excess of any cash returned to the Trust as a result of these prepayments will be held in the Trust's principal account. Cash balances maintained in the principal account do not generate income for the Trust.

                  Educational material regarding CMOs is available upon request, from the Sponsor.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price per 1,000 Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in the Trust divided by the number of Units outstanding times 1,000, plus a sales charge of 3.5% of the Public Offering Price per 1,000 Units or 3.626% of the net amount invested in Securities per 1,000 Units of the Trust. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If the Units of the Intermediate Portfolio had been purchased on the Evaluation Date, the Public Offering Price per 1,000 Units would have been $1,043.81, plus accrued interest of $4.62, for a total of $1,048.43. The Public Offering Price per 1,000 Units may vary on a daily basis in accordance with the fluctuations in the aggregate bid price of the Bonds. (See "Public Offering" in Part B of this Prospectus.)


                  The figures above assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the secondary market Public Offering Price per 1,000 Units by 1,000 and multiplying by the number of Units.


                                       A-6
352475.1

                  DISTRIBUTIONS. Distributions of principal and interest income, less expenses, will be made by the Trust monthly on the 20th of each month. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For the estimated amount of distributions see "Summary of Essential Information" for the Trust in this Part A.)

                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Estimated Long Term Return for the Trust is calculated by: (1) computing the yield to maturity for each CMO in the Trust's portfolio in accordance with accepted CMO practices, which practices take into account not only the interest payable on the CMO but also the amortization of premiums or accretion of discounts, if any, and estimates of projected prepayments; (2) calculating the average of the yields for the CMOs in the Trust's portfolio by weighing each CMO's yield by the market value of the CMO and by the amount of time remaining to the date to which the CMO is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders, see "Summary of Essential Information" for the Trust. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  Estimated Current Return for the Trust is computed by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account estimates of prepayments or the amortization of premium or accretion of discount, if any, on the CMOs in the portfolio of the Trust. For the Estimated Net Annual Interest Income to Certificateholders, see "Summary of Essential Information" in Part A.

                  If the CMOs in the Trust are priced at a discount, the Estimated Current Return will generally be lower relative to the Estimated Long Term Return, whereas if the CMOs are priced at a premium, the Estimated Current Return will generally be higher relative to the Estimated Long Term Return. This is because Estimated Current Return reflects primarily the interest rate on the CMOs, while Estimated Long Term Return reflects yield and timing of principal payments, and thus increases when the principal returned is greater than the price paid for the CMOs (discount) and decreases when the principal returned is lower than the price paid (premium). Estimated Long Term Return is calculated using an estimated average life for the CMOs in the Trust. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When a particular Trust has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Trust contains CMOs priced at a discount and lower if the CMOs are priced at a premium. Conversely, if the Trust has a longer average life than is estimated, Estimated Long Term Return will be lower if the CMOs are priced at a discount and higher if the CMOs are priced at a premium. To calculate estimated average life several assumptions are made to derive an estimated prepayment rate for the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs that may back the CMOs in the Portfolio; the calculation of estimated prepayment rates is based upon actual recent prepayments and analysis of several factors including, among other things, the spread between present market interest rates and the rate on the mortgages and the housing environment. The estimated prepayment rate that is derived is then applied to retire the principal amount of each CMO class of the same series as each CMO in the Trust, including those CMOs in the Trust, according to the specific principal reduction schedule of each series. For a more detailed explanation of the calculation of estimated average life, see "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. The estimated

                                       A-7
352475.1
average life for the Trust is subject to change with alterations in the data used in any of the underlying assumptions. The actual average lives of the CMOs in the Trust's portfolio and the actual long term returns will be different from the estimated average lives and the estimated long term returns.

                  The Estimated Net Annual Interest Income per 1,000 Units of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, prepayment, maturity, sale or other disposition of the CMOs in the Trust. The Secondary Market Public Offering Price will vary with changes in the bid prices of the CMOs. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

                  Market for Units. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid side evaluation of the Securities in the Trust. The reoffer price will be based on the aggregate bid side evaluation of the Securities, divided by the number of Units outstanding times 1,000, plus a sales charge of 3.5% (3.626% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid side evaluation of the Securities. (See "Sponsor Repurchase" in Part B of this Prospectus.)

                  Total Reinvestment Plan. Distributions from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his interest check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Gabelli-O'Connor Fixed Income Mutual Funds Management Co. serves as the investment advisor of the Fund and GOC Fund Distributors, Inc. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B of this Prospectus. The shares of the Fund are not rated by Standard & Poor's.

                                       A-8
352475.1

                            MORTGAGE SECURITIES TRUST
                      CMO SERIES 16, INTERMEDIATE PORTFOLIO


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996

Date of Deposit:*  February 9, 1995                                 Evaluation Time:  4.00 p.m.
Principal Amount of                                                    New York Time.
  Securities ................                $6,431,825             Minimum Principal Distribution:
Principal Amount of Secu-                                              $1 per 1,000 Units.
  rities per 1,000 Units.....                $999.96                Weighted Average Life to
Number of Units .............                6,432,070                 Maturity: 3.1 years
Fractional Undivided Inter-                                         Minimum Value of Trust:
  est in Trust per Unit .....                1/6432070                 Trust may be terminated if less than
Secondary Market Public                                                $3,200,000 in principal amount of
  Offering Price**+                                                    Securities.
  Aggregate Bid Price of                                            Mandatory Termination Date:
    Securities in Trust .....                $6,379,153                The earlier of December 31, 2044 or the
  Divided by 6,432,070 Units                                           disposition of the last Security in the
    times 1,000 ............                 $991.77                   Trust.
  Plus Sales Charge of 3.5%                                         Trustee:  The Chase Manhattan Bank.
    of Public Offering Price                 $52.04                 Trustee's Annual Fee:  $.84 per $1,000.
  Public Offering Price                                             Evaluator:  Kenny S&P Evaluation Services.
    per 1,000 Units..........                $1,043.81              Evaluator's Fee for Each
Redemption and Sponsors'                                               Evaluation:  $10 per evaluation.
  Repurchase Price                                                  Sponsor:  Reich & Tang Distributors L.P.
  per 1,000 Units+ ..........                $991.77+++#            Sponsor's Annual Fee:  Maximum
Excess of Public Offering                                              of $.25 per $1,000 principal amount of
  Price over Redemption and                                            Securities (see "Trust Expense and
  Sponsors' Repurchase Price                                           Charges" in Part B of this Prospectus).
  per 1,000 Units#...........                $52.04
Difference between Public
  Offering Price per 1,000
  Units and Principal
  Amount per 1,000 Units
  Premium/(Discount) ........                $43.85





                           PER 1,000 UNIT INFORMATION


Gross annual interest income (cash).............................       $76.76
Less estimated annual fees and expenses.........................         1.84
Estimated net annual interest income (cash).....................        74.92
Estimated interest distribution.................................         6.24
Estimated daily interest accrual................................          .20
Estimated current return++(1)...................................        7.18%
Estimated long term return++(1).................................        6.85%
Record dates....................................................       1st of
                                                                   each month
Interest distribution dates.....................................      20th of
                                                                   each month


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  **     Per 1,000 Units.

   +     Plus accrued interest.

  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Volume and Other Discounts" in Part B of this Prospectus).

 +++ Based solely upon the bid side evaluation of the underlying Securities. Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

   # See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.


                                       A-9
352475.1

            Additional Footnotes to Summary of Essential Information



(1) Estimated current return represents annual interest income after estimated annual expenses divided by the Public Offering Price, including a 3.5% maximum sales charge. Estimated long term return is the net annual percentage return based on the yield on each underlying Security in the Trust weighted to reflect market value and estimated average life. The estimated weighted average life to maturity of the Trust is an estimate based upon various assumptions discussed more fully under "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. Estimated long term return is adjusted for estimated expenses and the maximum public offering price but not for delays in the Trust's distribution of income. Estimated current return shows current annual cash return to investors while estimated long term return shows the return on Units held to estimated average life, reflecting prepayments of principal, maturities, discounts and premiums on underlying Securities. Actual returns will vary with purchase price, payments and prepayments of principal on the underlying Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities, and changes in Trust income after expenses. These returns do not include the effects of any delay in payments to Unitholders and a calculation which includes those effects would be lower. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.



                      FINANCIAL AND STATISTICAL INFORMATION



Selected data for each unit of the Trust outstanding for the periods listed below:


                                                                                          Distribu-
                                                                                          tions of
                                                                                          Principal
                                                                        Distributions     During
                                                  Net Asset*            of Interest       the
                                                   Value                During the        Period
                              Units Out-          Per 1,000             Period (per       (Per 1,000
Period Ended                   standing             Units               1,000 Units)        Units)
------------                  ----------          ---------             ------------      --------

INTERMEDIATE PORTFOLIO
December 31, 1995             8,000,000          $1,037.41                $59.57             -0-
December 31, 1996             6,432,070          $1,001.41                $74.40           $15.10


-----------
*        Net Asset Value per 1,000 Units is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of
         Net Assets.

                                      A-10
352475.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



Description of the Portfolio*


                  The Trust consists of 5 issues of CMOs. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the CMOs in the Portfolio were acquired. None of the CMOs have been issued by entities created by GNMA, 3 have been issued by entities created by FNMA, 2 have been issued by entities created by FHLMC and none have been issued by private issuers. All of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits. The CMOs in the Trust have stated final distribution dates ranging from March 25, 2020 through June 25, 2023 and estimated average lives (based upon prepayment rates) ranging from 1.84 to 5.08.

                  All of the CMOs in the Portfolio are planned amortization bonds or targeted amortization bonds. None of the principal amount of the Securities are support class bonds that are part of a series that contains planned amortization bonds or targeted amortization bonds. $3,591,825 of the principal amount of the Securities in the Trust are FNMA REMIC Certificates. $2,840,000 of the principal amount of the securities initially deposited in the Trust are FHLMC REMIC Certificates. None of the principal amount of the Securities initially deposited in the Trust are a class of compound interest bonds or principal only bonds.

                  As of December 31, 1996, 75.3% of the aggregate principal amount of the Securities in the Trust were acquired at a discount from par, 24.7% of the Securities in the Trust were acquired at a premium and none were acquired at par. A Certificateholder may receive more or less than his original purchase price upon disposition of his Units because the value of the Units fluctuates with the value of the underlying Securities.


-------------
* Changes in the Trust Portfolio: From January 1, 1997 to March 21, 1997, there have been paydowns on the securities in portfolio no. 2 and $29,728.94 of the principal amount of the securities is no longer contained in the Trust. $100,000 of the principal amount of the securities in portfolio no. 4 was sold and is no longer contained in the Trust. 45,293 Units were redeemed from the Trust.


                                      A-11
352475.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Mortgage Securities Trust, CMO Series 16 Intermediate

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mortgage Securities Trust, CMO Series 16 Intermediate (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Mortgage Securities Trust, CMO Series 16 Intermediate
Portfolio
December 31, 1996
-------------------------------------------------------------------------------------------------------------------


                                                                                                  Estimated First
                                                                            Coupon Rate/             Principal
 Portfolio   Principal                                                   Final Distribution      Distribution Date     Market
    No.       Amount        Securities (3)                                    Date (1)              (Unaudited)       Value (2)

    1      $1,000,000     Federal National Mortgage Association               9.000%             3/25/97            $   1,026,762
                          Guaranteed REMIC Pass-Through Certificates          3/25/2020
                          Fannie Mae REMIC Trust 1990-24 E

    2         591,825     Federal National Mortgage Association               8.750              11/25/96                 602,682
                          Guaranteed REMIC Pass-Through Certificates          8/25/2020
                          Fannie Mae REMIC Trust G21 G

    3       2,000,000     Federal Home Loan Mortgage Corporation              7.950              2/15/01                2,040,410
                          Multiclass Mortgage Participation Certificates,     9/15/2020
                          Series 1155 J

    4         840,000     Federal Home Loan Mortgage Corporation              7.500              1/15/99                  842,333
                          Multiclass Mortgage Participation Certificates,     7/15/2021
                          Series 1255 G

    5       2,000,000     Federal National Mortgage Association               6.500              5/25/98                1,966,699
                          Guaranteed REMIC Pass-Through Certificates          6/25/2023
                          Fannie Mae REMIC Trust 1994-10 M
           ----------                                                                                               --------------

           $6,431,825     Total Investments (Cost $6,131,373)                                                       $   6,478,886
           ==========                                                                                               ==============


   See accompanying footnotes to portfolio and notes to financial statements.

Mortgage Securities Trust, CMO Series 16 Intermediate
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

2. At December 31, 1996, the net unrealized appreciation of all the securities was comprised of the following:

           Gross unrealized appreciation                     $    347,513
           Gross unrealized depreciation                            -
                                                             -------------

           Net unrealized appreciation                       $     347,513
                                                             =============



3. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. The Units of the Trust are not, however, guaranteed by the United States or any of its agencies. Payments are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying mortgage backed securities constitute a debt obligation of the United States or any of its agencies.



    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 16 Intermediate


Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------


Investments in Securities,
     at Market Value (Cost $6,131,373)                          $    6,478,886
                                                                --------------

Other Assets
     Accrued Interest                                                   41,148
                                                                --------------
         Total Other Assets                                             41,148
                                                                --------------

Liabilities
     Accrued Expenses                                                    2,000
     Advance from Trustee                                               76,919
                                                                --------------
         Total Liabilities                                              78,919
                                                                --------------

Excess of Other Assets over Total Liabilities                          (37,771)
                                                                --------------

Net Assets (6,432,070 Units of Fractional Undivided
     Interest Outstanding, $1.00 per Unit)                      $    6,441,115
                                                                ==============


    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 16 Intermediate


Statement of Operations
--------------------------------------------------------------------------------

                                                 For the Year Ended           For the Period from
                                                       December 31,           February 9, 1995
                                                               1996           (Date of Deposit) to
                                                                              December 31,1995

Investment Income
     Interest                                           $   542,178                $   551,663
                                                        -----------                -----------

Expenses
     Trustee's Fees                                          11,941                      8,378
     Evaluator's Fees                                         2,966                        920
     Sponser's Advisory Fee                                   2,000                       ----
                                                        -----------                -----------

         Total Expenses                                      16,907                      9,298
                                                        -----------                -----------

     Net Investment Income                                  525,271                    542,365
                                                        -----------                -----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                         64,971                       ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                     (228,229)                   575,742
                                                        -----------                -----------

     Net Gain (Loss) on Investments                        (163,258)                   575,742
                                                        -----------                -----------

     Net Increase in Net Assets
         Resulting From Operations                      $   362,013                 $1,118,107
                                                        ===========                 ==========



    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 16 Intermediate


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 For the Year Ended           For the Period from
                                                       December 31,           February 9, 1995
                                                               1996           (Date of Deposit) to
                                                                              December 31,1995

Operations
Net Investment Income                                      $   525,271           $     542,365
Realized Gain
     on Investments                                             64,971                    ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                            (228,229)                575,742
                                                           ------------          -------------

          Net Increase in Net Assets
                Resulting From Operations                      362,013               1,118,107
                                                           ------------          -------------

Distributions to Certificateholders
     Investment Income                                         490,332                 462,861
     Principal                                                 105,605                    ----

Redemptions
     Interest                                                   52,479                    ----
     Principal                                               1,571,778                    ----
                                                           ------------          -------------

         Total Distributions
             and Redemptions                                 2,220,194                 462,861
                                                           ------------          -------------

         Total Increase (Decrease)                          (1,858,181)                655,246

Net Assets
     Beginning of Year                                       8,299,296               7,644,050
                                                           ------------          -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $61,964 and
          $79,504, Respectively)                          $  6,441,115            $  8,299,296
                                                          =============          =============




    The accompanying notes form an integral part of the financial statements.

Mortgage Securities Trust, CMO Series 16 Intermediate


Notes to Financial Statements
--------------------------------------------------------------------------------


1.       Organization

         Mortgage Securities Trust, CMO Series 16 Intermediate (the "Trust") was organized on February 9, 1995 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the securities at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Mortgage Securities Trust, CMO Series 16 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions on a monthly basis.

         The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 1,567,930 units were redeemed. No units were redeemed during the period ended December 31, 1995

         The Trust pays an annual fee for trustee services rendered by the Trustee of $.84 per $1,000 of outstanding investment principal. In addition, a fee of $10.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $5,607 and other expenses of $6,334. The other expenses include professional, printing and miscellaneous fees.

Mortgage Securities Trust, CMO Series 16 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------


5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                 Original cost to Certificateholders          $     7,921,295
                 Less Initial Gross Underwriting Commission           277,245
                                                              ---------------
                                                                    7,644,050
                 Accumulated Cost of Securities Sold
                    or Called                                      (1,512,677)
                 Net Unrealized Appreciation                          347,513
                 Undistributed Net Investment Income                   61,964
                 Undistributed Proceeds From Investments              (99,735)
                                                              ---------------

                    Total                                     $     6,441,115
                                                              ===============


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 8,000,000 units of fractional undivided interest of the Trust as of the date of deposit.

Mortgage Securities Trust, CMO Series 16 Intermediate

Notes to Financial Statements
--------------------------------------------------------------------------------

6.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**         $          1.04
                                                      ---------------

             Interest Income                                      .08
             Expenses                                            (.00)
                                                      ---------------
             Net Investment Income                                .08
                                                      ---------------
             Net Gain or Loss on Investments(1)                  (.03)
                                                      ---------------

         Total from Investment Operations                         .05
                                                      ---------------

         Less Distributions
             to Certificateholders
                 Income                                           .07
                 Principal                                        .01
             for Redemptions
                 Interest                                         .01
                                                      ---------------

         Total Distributions                                      .09
                                                      ---------------

         Net Asset Value, End of Year**               $          1.00
                                                      ===============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996 and 1995 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


--------
     * Unless otherwise stated, based upon average units outstanding during the year of 7,216,035 ([6,432,070 + 8,000,000]/2).

     **  Based upon actual units outstanding.



                         Note: Part B of This Prospectus
                          May Not Be Distributed unless
                              Accompanied by Part A

                    Please Read and Retain Both Parts of This
                        Prospectus for Future Reference.

                            MORTGAGE SECURITIES TRUST
                                   CMO SERIES

                                Prospectus Part B


                              Dated: April 30, 1997



                                    THE TRUST



                  ORGANIZATION. "Mortgage Securities Trust CMO Series" (the "Trust") consists of the "unit investment trusts" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreements** (the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P., or depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. as Co-Sponsors (the Sponsor or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), The Chase Manhattan Bank, as Trustee, and Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., as Evaluator. The name of the Sponsor for a particular Trust is contained in the "Summary of Additional Information" in Part A.


                  The Trust contains different issues of collateralized mortgage obligations ("CMOs" or "Securities"). On the Date of Deposit the Sponsor deposited with the Trustee the underlying Securities as set forth in Part A, including delivery statements relating to contracts for the purchase of such Securities, and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee delivered to the Sponsor units of interest ("Units") representing the entire ownership of the Trust. Each "Unit" of a Trust outstanding on the Evaluation Date represents an undivided interest or pro rata share in the principal and interest of the Trust in the ratio of one Unit for the indicated principal amount of Securities in that Trust on such date as specified in Part A of this Prospectus. Certificateholders will have the right to have their Units redeemed (see "Redemption") at a price based on the aggregate bid side evaluation of the Securities. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the underwriters (the "Underwriters"), or until the termination of the Trust Agreement.

--------
* This Part B relates to the outstanding series of Short-Intermediate Portfolio, Intermediate Portfolio or Long-Intermediate Portfolio as reflected in Part A attached hereto.
** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorporated herein.

1427.5

                  OBJECTIVES. The Trust offers investors the opportunity to participate in a portfolio of collateralized mortgage obligations with a greater degree of safety and diversification than they might be able to acquire themselves. The objectives of the Trust are to obtain safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of CMOs. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. These CMOs may have been issued as debt obligations of a trust or corporation or as certificated interests representing beneficial ownership in pools of mortgage-backed securities. All of the CMOs in the Trust are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these mortgage-backed securities is guaranteed by either the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's Ratings Services, a division of the McGraw-Hill Companies ("Standard & Poor's") and, therefore, the Units of the Trust are rated AAA by Standard & Poor's. However, neither GNMA, FNMA, FHLMC, the United States or any of its agencies guarantees payment on Units of the Trust. The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt obligation of the United States or any of its agencies.


                  Investors should be aware that there is no assurance that the Trust's objectives will be achieved. An investment in Units of the Trust should be made with an understanding of the risks which an investment in a fixed portfolio of fixed rate CMOs may entail, including the risk that the value of a Trust portfolio and hence of the Units will decline with increases in interest rates. It should also be noted that the potential for appreciation on the Securities which would otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments including selling the property, refinancing the mortgage or otherwise paying off the loan in whole or in part by mortgagors as interest rates decline. In addition, prepayments of principal on Securities purchased at a premium over par will result in some loss on investment, while prepayments on Securities purchased at a discount from par will result in some gain on investment. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Educational materials regarding CMOs, including a discussion of risk factors, investment features of CMOs and questions an investor should ask before investing are available, upon request, from the Sponsor.

                  Since disposition of Units prior to final liquidation of the Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.

             PORTFOLIOS. The portfolios of the Trust consist of the Securities described in "Description of Portfolio" in Part A.

                  In selecting Securities for deposit in the Trust, the Sponsor considered the following factors, among others: (i) the types of CMOs available,
(ii) the yield and price of the Securities relative to other comparable mortgage-backed securities, (iii) the estimated average lives and prepayment schedules of the Securities, (iv) the payment provisions applicable

                                       -2-
1427.5
to the Securities, and (v) whether the Securities were issued after July 18, 1984 if interest thereon is United States source income.

                  The Trust consists of the Securities listed under "Portfolio" in Part A as long as they may continue to be held from time to time in the Trust together with accrued and undistributed interest thereon and undistributed and uninvested cash realized from the disposition or redemption of Securities (see "Trust Administration--Portfolio Supervision").

                  A CMO is a multiclass bond backed by a pool of mortgage pass-through securities or mortgage loans. CMOs are also known as "real estate mortgage investment conduits" (REMICs). As a result of the 1986 Tax Reform Act, most CMOs are issued in REMIC form to create a certain tax advantage for the issuer. The terms CMO and REMIC are used interchangeably. CMOs generally are bond-like tranches of the cash flow from a mortgage pool. An issue of CMOs generally is backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. CMOs also differ from regular mortgage-backed securities in that the cash flow on the mortgage pool are applied to the various classes of any series of CMOs in the order specified by that series, rather than to each CMO in the series pro rata.

                  THE SECURITIES. The Securities in the Long-Intermediate Trust portfolio consist of support class bonds, described below. The Securities in the Intermediate Trust Portfolio may consist primarily of planned amortization or targeted amortization bonds. The Securities in the Short-Intermediate Portfolio may consist of one or more of several classes of CMOs, including:

                  Standard (Plain Vanilla) Bonds: This class of CMO accrues interest at a fixed rate on its outstanding principal amount. The interest is payable monthly, quarterly or semi-annually as specified. Holders of Standard Bonds receive only interest until all CMOs issued in the same series with earlier final distribution dates have been paid in full. In addition, some Standard Bonds may be issued as a support class to Planned Amortization Bonds or Targeted Amortization Bonds (see below).

                  Compound Interest Bonds: Interest accrues upon this class of CMO but is not payable until all classes of CMOs issued in the same series with earlier final distribution dates have been paid in full. Interest that accrues but is not paid is added to the principal amount of the Compound Interest Bond.

                 Adjustable Rate Bonds: Interest rates on this class of CMO may increase or decrease at one or more specified dates according to the documentation governing their issuance.

                  Floating Rate Bonds: Interest rates on these classes of CMOs vary directly or inversely (although not necessarily proportionately) in relation to generally accepted market interest rate indices. The interest rate is usually capped to limit the extent of over-collateralization with mortgage-backed securities required in order to ensure that there is sufficient cash flow to service all the classes of CMOs in that series.

                  Planned Amortization Bonds or Targeted Amortization Bonds and Support Bonds: Planned Amortization or Target Amortization classes of CMOs receive payments of principal according to a planned schedule to the extent that prepayments on the underlying mortgage-backed securities occur within a broad time period (the "Protection Period"). The principal is reduced only in specified amounts at specified times resulting in greater predictability of principal payments for the Planned Amortization Bonds or Targeted Amortization Bonds. The greater predictability of cash flows for Planned Amortization and Target Amortization Bonds is achieved by creating other classes of bonds

                                       -3-
1427.5
commonly called "support classes." Support classes generally receive principal payments on any payment date only if scheduled payments have been made on specified Planned Amortization and/or Target Amortization classes. Support classes absorb the variability of principal cash flows from the underlying mortgage-backed securities. For instance, if prepayments on the underlying mortgage-backed securities occur at a rate greater or less than that provided for by the Protection Period, then the excess or deficiency of cash flows generated is absorbed by the support classes of CMOs in the particular series until the principal amount of each of the other classes has been paid in full, resulting in less predictability of cash flows for the support classes. Accordingly, the support classes are subject to a higher level of risk than the Planned Amortization or Target Amortization Bonds because the support classes have a higher degree of average life variability. Because the support classes have a higher degree of average life variability, they generally pay a higher yield.

                  Principal Only Bonds: This class of stripped CMOs has the right to all principal payments from the underlying mortgage-backed securities. Principal Only Bonds sell at a deep discount. The return on a Principal Only Bond increases the faster prepayments are received at par. The return on a Principal Only Bond decreases if the rate of prepayment is slow. Slow prepayment can also cause great delays in recognizing gains.

                  Pledged as collateral to secure the payment of interest and principal on each type of CMO in the Portfolio will be Ginnie Maes, Fannie Maes or Freddie Macs, guaranteed by GNMA, FNMA and FHLMC, respectively. The Units of the Trust, however, will not be guaranteed by GNMA, FNMA, FHLMC, the United States or any of its agencies. The Trust may contain CMOs, the collateral pledged to secure which, are mortgages referred to as "Relocation Mortgages." Relocation Mortgages are issued expressly to finance home purchases by transferred employees. Since such mortgages are related to the relocation of the individual rather than housing activity and mortgages rates generally, the anticipated prepayment rate for them is different than other individual mortgage-backed securities. Historically, prepayment speeds with respect to Relocation Mortgages are faster and less interest rate sensitive than traditional single family mortgages. Therefore, with respect to any CMOs in the Trust supported by such Relocation Mortgages, the Trust would expect to receive prepayment of principal on such instruments at a faster rate than that with respect to other CMOs in the Trust.

                  GNMA: The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1943, as amended, authorizes GNMA to guarantee the timely payment of the principal of, and interest on, certificates which are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA"), or partially guaranteed by the Veteran's Administration ("VA"). In order to meet its obligations under such guaranty, GNMA may issue its general obligations to the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitations as to amount, to perform its obligations under its guaranty. In the event it is called upon at any time to make good its guaranty, GNMA has the full power and authority to borrow from the Treasury of the United States, if necessary, amounts sufficient to make payments of principal and interest on the Ginnie Maes.

                  Ginnie Maes: Ginnie Maes are mortgage-backed securities of the "fully modified pass-through" type, the terms of which provide for timely monthly payments by the issuers to the registered holders of their pro rata shares of the scheduled principal payments, whether or not collected by the issuers, on account of the mortgages backing such Ginnie Maes, plus any prepayment of principal of such mortgages received, and interest (net of servicing and guarantee charges) on the aggregate unpaid principal balance of

                                       -4-
1427.5
such Ginnie Maes, whether or not interest on account of such mortgages has been collected by the issuers. Ginnie Maes will be guaranteed as to timely payment of principal and interest by GNMA. The full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under the guaranty.


                  FNMA: The Federal National Mortgage Association is a Federally chartered, privately-owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a United States government agency to provide supplemental liquidity to the mortgage market but was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. The Secretary of Housing and Urban Development exercises general regulatory power over FNMA. FNMA nevertheless maintains certain relationships with the U.S. Government. Although thirteen members of its board of directors are authorized to be elected by the shareholders, five are appointed by the President of the United States. The President can also remove board members, including those elected by the shareholders. Although the Secretary of the Treasury has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's obligations or to assist FNMA in any other matter, and obligations issued by FNMA are not guaranteed by and do not constitute a debt or obligation of the United States or of any agency or instrumentality thereof other than FNMA. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from lenders, thereby replenishing funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors which may not ordinarily invest in mortgages thereby expanding the total amount of funds available for housing.

                  Fannie Maes: Fannie Maes are certificates of beneficial interest evidencing pro rata undivided ownership interests in pools of residential mortgages either previously owned by FNMA or purchased by it in connection with the formation of a pool. FNMA guarantees the full and timely payment of principal and interest (adjusted to the pass-through rate) on the mortgage loans in the pool, whether or not received by FNMA or recovered by it in foreclosure. If FNMA were unable to fulfill its guaranty, distributions to holders of Fannie Maes would consist solely of payments and other recoveries upon the underlying mortgages, and, accordingly, delinquencies and default would diminish distributions to the holders. The obligations of FNMA under its guaranty are solely those of FNMA and are not backed by the full faith and credit of the United States. Moreover, neither the United States nor any of its agencies is obligated to finance the operations of FNMA or to assist it.

                  FHLMC: The Federal Home Loan Mortgage Corporation is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (the "FHLMC Act"). FHLMC's common stock is owned by the Federal Home Loan Banks. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of urgently needed housing. It seeks to provide an enhanced degree of liquidity for residential mortgage investments primarily by assisting in the development of secondary markets for conventional mortgages. The principal activity of FHLMC currently consists of the purchase of first lien, conventional residential mortgage loans or participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Macs. All mortgage loans purchased by FHLMC must meet certain standards set forth in the FHLMC Act. Mortgages retained by FHLMC are financed with debt and equity capital.

                  Freddie Macs: Freddie Macs represent an undivided interest in a pool of first lien, residential mortgages and mortgage participations ("Mortgages" or "PCs") purchased by FHLMC. PCs include "Gold PCs," "Original PCs," "ARM PCs," "Gold Giant PCs," "Original Giant PCs," and "ARM Giant PCs."


                                       -5-
1427.5

PCs may include whole loans, participation interests in whole loans and undivided interest in whole loans or participations comprising other PCs. For example, Gold PCs, Original PCs and ARM PCs represent undivided interests in discrete pools consisting of Mortgages. Gold Giant PCs, Original Giant PCs and ARM Giant PCs represent beneficial ownership interests in discrete pools consisting of PCs. In the case of Original PCs FHLMC guarantees the timely payment of interest at the rate provided for by Freddie Macs on the unpaid principal balance outstanding on the underlying mortgage loans in the PCs represented by the Freddie Macs, whether or not received, and also guarantees collection of all principal on the underlying mortgage loans, without any offset or deduction, but does not guarantee the timely payment of scheduled principal. Unlike Original PCs, Gold PCs guarantee the timely payment of both interest and scheduled principal, thus producing a more predictable payment stream. Gold PCs also offer a shorter payment delay than that of conventional mortgage pass-through securities (FHLMC advances payment to Gold PC holders 14 days after the borrower's scheduled principal and interest payments are due), and a shorter period (approximately 45 days) between the first day of the month in which the Gold PCs are issued and the initial payment date. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by, nor entitled to, the full faith and credit of the United States. If FHLMC were unable to fulfill its guaranty, distributions to holders of Freddie Macs would consist solely of payments and other recoveries upon the underlying mortgages, and, accordingly, delinquencies and defaults would diminish distributions to the holders.

                  SPECIAL FEATURES OF MARKET DISCOUNT SECURITIES. Certain of the Securities in the Trust may have been valued at a market discount. Securities trade at less than par value because the interest rates on the Securities are lower than interest on comparable obligations being issued at currently prevailing interest rates. The current returns of Securities trading at a market discount are lower than the current returns of comparably rated obligations of a similar type issued at currently prevailing interest rates because discount securities tend to increase in market value as they approach maturity and the full principal amount becomes payable. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become deeper, and if currently prevailing interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things, including, without limitation, credit quality and rate of prepayment, being equal. Investors should also note that the value of the Securities valued at a market discount will increase faster than the Securities valued at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of the Securities valued at a market discount will decrease faster than the Securities valued at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding premium Securities, and the prepayment benefit for lower yielding, discount Securities will be reduced. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.

                  SPECIAL FEATURES OF MARKET PREMIUM SECURITIES. Certain of the Securities in the Trust may have been valued at a market premium. Securities trade at a premium because the interest rates on the Securities are higher than interest on comparable obligations being issued at currently prevailing interest rates. The current returns of Securities trading at a market premium are higher than the current returns of comparably rated obligations of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the principal amount becomes payable. Because part of the purchase price is returned not at maturity but through current income payments, an early redemption of a premium security at par will result in a reduction in yield.

                                       -6-
1427.5

If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market premium of previously issued securities will decline and if currently prevailing interest rates for newly issued comparable securities decline the market premium of previously issued securities will increase, other things, including, without limitation, credit quality and rate of prepayment, being equal. Market premium attributable to interest rate changes does not indicate market confidence in the issue.

                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that the Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Security or the exercise of any redemption or call provision will be distributed to Certificateholders except to the extent such proceeds are applied to meet redemptions of Units (see "Trustee Redemption").

                  LIQUIDITY. The Securities in the Trust have been registered, or are exempt from registration, under the Securities Act of 1933 and, therefore, may be sold by a Trust at any time to provide funds for purposes of redemption of Units. However, the Securities are generally not listed on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System, Inc. Whether or not the Securities are listed, the principal trading market for the Securities will generally be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent. However, taking into account the foregoing and other factors, the Sponsor believes that the nature of the GNMA, FNMA or FHLMC guarantees of any Securities that have been issued by them, respectively, and the nature of the Ginnie Maes, Fannie Maes or Freddie Macs security payments of principal and interest due on the Securities make the Securities adequately marketable for purposes of redemption of Units by the Trustee (see "Redemption").

                  LIMITED ASSETS AND LIMITED LIABILITY. Except as indicated under "Description of Portfolio" in Part A and except for any Securities that were issued by GNMA, FNMA or FHLMC, the issuers of the Securities are limited purpose corporations, trusts or other entities ("Limited Purpose Issuers"), organized solely for the purpose of issuing Ginnie Mae, Fannie Mae or Freddie Mac-collateralized CMOs. None of the securities issued by the Limited Purpose Issuers (including the Securities deposited in the Trust) are guaranteed by the parent company or any other affiliate of any Limited Purpose Issuer. Consequently, holders of these securities (including the Trust) must rely upon payments on the Ginnie Maes, Fannie Maes or Freddie Macs and upon any other collateral securing the securities (including the Securities deposited in the Trust) for the payment of principal and interest due on the Securities. If the collateral securing the securities of each Limited Purpose Issuer is insufficient to make payments on those securities, it is unlikely that any other asset of the Limited Purpose Issuer will be available for payment of the deficiency. The collateral securing the CMOs of each Issuer (including the Securities deposited in the Trust) will be held by the CMO Trustee as security for the CMOs of that Issuer. Although payment of principal of and interest on Ginnie Maes, Fannie Maes and Freddie Macs securing the Securities is guaranteed by GNMA, FNMA and FHLMC, respectively, the CMOs (including the Securities deposited in the Trust except for any Securities which have been

                                       -7-
1427.5
issued directly or indirectly by GNMA, FNMA or FHLMC) represent obligations solely of the Issuers and are not insured or guaranteed by GNMA, FNMA or FHLMC or any other governmental agency. A default with respect to the securities of a particular Issuer (including the Securities of the Issuer deposited in the Trust) may not necessarily result from a corresponding default with respect to the underlying Ginnie Maes, Fannie Maes or Freddie Macs.

                  For any Securities that have been issued by issuers other than GNMA, FNMA or FHLMC, the Sponsor has obtained representations from the issuer that it has received an opinion of counsel to the effect that it is not an investment company or that it has been exempted from the definition of an investment company by order of the Securities and Exchange Commission. With respect to any Securities of issuers that have been exempted from the definition of an investment company by order of the Securities and Exchange Commission, the value of the Securities will not exceed more than 5% individually, or 10% in the aggregate, of the total value of the Securities in the Trust.

                  LIFE OF THE SECURITIES AND OF THE TRUST. CMOs are generally issued as a series of different classes. An issue of CMOs tends to be backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. However, mortgage prepayment rates are likely to fluctuate significantly from time to time and investors should consider the associated risks. (See "Risk Considerations" in Part A.) Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any principal only class. Then, principal payments on the underlying mortgages are generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs, remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows a more predictable estimate of the period of time when any one class is likely to be repaid. The estimate can be even closer with a class of planned amortization bonds or targeted amortization bonds. The amortization schedule for these CMOs is structured so that, at specified prepayment rates within a relatively wide range, their principal will be repaid at specified times and in specified amounts. However, if any series of CMOs contains a class of planned amortization bonds or targeted amortization bonds, then the other classes in that series may not be retired in an order of priority determined strictly with reference to their maturity dates.

                  These other classes are often referred to as "support classes" because their function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. If the rate of prepayments on the underlying mortgages is faster than assumed, then classes with maturity dates later than the planned amortization bonds or targeted amortization bonds may be retired earlier than estimated to ensure that the planned amortization bonds or targeted amortization bonds receive the principal payments required by their amortization schedule. Similarly, if the rate of prepayments is slower than anticipated, earlier support classes may be retired later than estimated. Hence, support classes of a series that contains planned amortization bonds or targeted amortization bonds have less predictable prepayment characteristics than classes of a series that does not. This lack of predictability regarding prepayments also causes support class bonds to have greater market value fluctuation than other classes of a CMO (see "Description of Portfolios" in each Part A for the number of planned amortization bonds, target amortization bonds and support bonds contained in the Trust portfolios). With respect to the Long-Intermediate Portfolio, this

                                       -8-
1427.5
fluctuation may be substantial, both in the amount of income earned and in the timing of principal distributions. This fluctuation may adversely affect the repurchase and redemption prices of Units of the Long-Intermediate Portfolio. The rate of prepayment on the underlying mortgages of a CMO will most likely decline as interest rates increase. If the rate of prepayment declines, the weighted average life of the support class bonds will most likely increase and, in some cases, the decline will impact the yield and market value of these Securities. This may cause an investor's principal in a support class bond to be outstanding for a longer period of time than initially anticipated. Conversely, if interest rates decline, prepayments on the underlying mortgages will most likely increase, and the weighted average life of the support class bonds may be shorter than anticipated. A holder of a support class bond in these situations may be unable to reinvest the proceeds of these principal distributions at an effective interest rate equal to the specified coupon rate on the original support class bond. Therefore, an investor expecting to earn a fixed return for a fixed number of years may find the life of a support class investment decreases as interest rates fall and increases as they rise.

                  In contrast, Ginnie Maes, Fannie Maes or Freddie Macs, estimation of repayment is more difficult as the cash flow on the underlying mortgages is simply passed through on a pro rata basis to the holders. However, any estimate of the prepayment period for any class of CMO is based upon certain assumptions as to the prepayment speed of the underlying mortgages, which assumptions may prove to be inaccurate over time. See "Estimated Long Term Return and Estimated Current Return."

                  All of the mortgages in the pools relating to the Ginnie Maes, Fannie Maes or Freddie Macs backing the Securities in the Trust are subject to prepayment without any significant premium or penalty at the option of the mortgagors (i.e., the homeowners). Because certain of the Securities from time to time may be redeemed or prepaid or will mature in accordance with their terms or may be sold under certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size and composition (see "Redemption").

                  While the mortgages on the 1 to 4 family dwellings underlying Ginnie Maes, Fannie Maes or Freddie Macs which may back the Securities are amortized over a period of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, is considerably less. Prepayments on mortgages are commonly measured relative to a prepayment standard or model. The prepayment model of the Public Securities Association (the "Prepayment Model") represents an assumed rate of prepayment each month relative to the then outstanding principal balance of a pool of new mortgage loans. 100% of the Prepayment Model assumes prepayment rates of 0.2% per annum of the then outstanding principal balance of such mortgage loans in the first month of the life of the mortgage loans and an additional 0.2% per annum in each month thereafter until the 30th month. Beginning in the 30th month and in each month thereafter during the life of the mortgage loans, 100% of the Prepayment Model assumes a constant prepayment rate of 6% per annum. The principal repayment behavior of any individual mortgage will likely vary from these assumptions. The extent of this variation will depend on a variety of factors, including the relationship between the coupon rate on a mortgage and prevailing mortgage origination rates. As prevailing mortgage origination rates increase in relationship to a mortgage coupon rate, the likelihood of prepayment of that mortgage decreases. Conversely, during periods in which prevailing mortgage origination rates are significantly less than a mortgage coupon rate, prepayment of that mortgage becomes increasingly likely. Research analysts use complex formulae to scrutinize the prepayments of mortgage pools in an attempt to predict more accurately the average life of any particular class of mortgage-backed bonds. The basis for the calculation of estimated average life and the relationship of this calculation for Estimated Long Term Return

                                       -9-
1427.5
is more fully described under "Estimated Long Term Return and Estimated Current Return."

                  Generally speaking, a number of factors, including mortgage market interest rates and homeowners' mobility, will affect the average life of the Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities in the Trust and, accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the estimated levels. Changes in prepayment patterns, as reported by each of GNMA, FNMA and FHLMC on a periodic basis, if generally applicable to the mortgage pools related to specific CMOs could influence yield assumptions used in pricing the securities. Shifts in prepayment patterns are influenced by changes in housing cycles and mortgage refinancing and are also subject to certain limitations on the gathering of the data; it is impossible to predict how new statistics will affect the yield assumptions that determine mortgage industry rooms and pricing of CMOs. Moreover, there is no assurance that the pools of mortgage loans relating to the Securities in the Trust will conform to prepayment experience as reported by GNMA, FNMA or FHLMC on a periodic basis or the prepayment experience of other mortgage lenders.

                  While the value of CMOs generally fluctuates inversely with changes in interest rates, it should also be noted that the potential for appreciation on CMOs, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline (except for Principal Only Bonds whose yield increases with the speed at which payments of principal are received at par). Accordingly, the termination of the Trust might be accelerated as a result of prepayments made as described above. In addition, it is possible that, in the absence of a secondary market for the Units or otherwise, redemption of Units may occur in sufficient numbers to reduce a Portfolio to a size resulting in the termination of the Trust (termination for this reason would be delayed if additional Units are issued). Early termination of a Trust may have important consequences to Certificateholders, e.g., the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment, or the overall return on investment may be less or greater than anticipated, depending in part on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages.


                                                  PUBLIC OFFERING

                  OFFERING PRICE. The secondary market Public Offering Price per 1,000 Units of the Trust is computed by adding to the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding times 1,000, an amount equal to (a) for the Short-Intermediate Portfolio, 3.627% of the aggregate bid price of the Securities per 1,000 Units which is equal to 3.5% of the Public Offering Price per 1,000 Units, (b) for the Intermediate Portfolio, 3.896% of the aggregate bid price of the Securities per 1,000 Units which is 3.75% of the Public Offering Price per 1,000 Units and (c) for the Long-Intermediate Portfolio, 4.167% of the aggregate offering price of the Securities per 1,000 Units which is equal to 4% of the Public Offering Price per 1,000 Units. A proportionate share of accrued interest on the Securities is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on Securities from the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A. The Public Offering Price can vary on a daily basis from the amount stated in this Prospectus in accordance with fluctuations in the prices of the Securities and the price to be paid by each investor will be computed as of the date the Units are

                                      -10-
1427.5
purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

                  The Evaluator may obtain current bid or offering prices for the Securities from investment dealers or brokers (including the Sponsor) that customarily deal in CMOs or from any other report service or source of information which the Evaluator deems appropriate.

                  ACCRUED INTEREST. Accrued interest is the accumulation of unpaid interest on a Security from the last day on which interest thereon was paid. Interest on Securities in the Trust is actually paid monthly to the Trust. However, interest on Securities in the Trust is accounted for daily on an accrual basis. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee because of non-collected coupons. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued and undistributed interest to Date of Settlement.

                  A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the Settlement Date in the case of sale or termination and to the date of tender in the case of redemption.


                  EMPLOYEE DISCOUNTS. Employees (and their immediate families) of Reich & Tang Distributors L.P. and its affiliates, Gruntal & Co. L.L.C. and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the bid side evaluation of the underlying securities in the Trust divided by the number of Units outstanding plus a reduced sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.


                  DISTRIBUTION OF UNITS. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                  The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to $25 per 1,000 Units, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

              SPONSOR'S AND UNDERWRITERS' PROFITS. The Sponsor will receive a gross commission equal to (a) for the Short-Intermediate Portfolio, 3.5% of the Public Offering Price per 1,000 Units (equivalent to 3.627% of the net

                                      -11-
1427.5
amount invested in the Securities), (b) for the Intermediate Portfolio, 3.75% of the Public Offering Price per 1,000 Units (equivalent to 3.896% of the net amount invested in the Securities) and (c) for the Long-Intermediate Portfolio, 4% of the Public Offering Price per 1,000 Units (equivalent to 4.167% of the net amount invested in the Securities). In addition, in maintaining a market for the Units (see "Sponsor's Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

                  Participants in the Total Reinvestment Plan can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").

                  COMPARISON OF PUBLIC OFFERING PRICE, SPONSOR'S REPURCHASE PRICE AND REDEMPTION PRICE. The secondary market Public Offering Price of the Units will be determined on the basis of the current bid prices of the Securities in the Trust, plus the applicable sale charges. The value at which Units may be resold in the secondary market will be determined on the basis of the aggregate bid side evaluation of the Securities. On the Evaluation Date, the Public Offering Price per 1,000 Units and the Sponsor's Repurchase Price per 1,000 Units (each based on the bid side evaluation of the Securities) each exceeded the Redemption Price per 1,000 Units and the Sponsor's secondary market Repurchase Price per 1,000 Units (based on the current bid side evaluation of the Securities) by the amounts shown under "Summary of Essential Information" in Part A.


             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN

                  The rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return" as described below.

                  The Estimated Net Annual Interest Income per 1,000 Units for the Trust, set forth under "Summary of Essential Information", shows the return based on $1.00 principal amount per Unit after deducting estimated annual fees and expenses. This figure will change as Securities mature, are prepaid, exchanged, redeemed, pair or sold, as replacements or Additional Securities are purchased and deposited in the Trust or as the expenses of the Trust change.

                  In actual operation, payments received in respect of the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs which in turn back the Securities will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years the larger proportion of each payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase, although the interest rate remains constant. Moreover, by reason of optional prepayments, payments in the earlier years on mortgages may be substantially in excess of those required by the amortization schedules of these mortgages; conversely, payments in later years may be substantially less since the aggregate unpaid principal balances of the underlying mortgages and, hence, the related Ginnie Maes, Fannie Maes or Freddie Macs may have been greatly reduced--ultimately even sufficiently reduced to accelerate termination of the Trust. To the extent that those Securities bearing the higher interest rate represented in the Portfolio are prepaid faster than other Securities, the net annual interest per 1,000 Units and the return on the Units can be expected to decline. Monthly payments to the Certificateholders will reflect all of the foregoing factors.


                                      -12-
1427.5

                  Interest on the Securities in the Trust, less estimated fees of the Trustee and Sponsor and certain other expenses, is expected to accrue per 1,000 Units at the daily rate (based on a 360-day year) shown under "Summary of Essential Information". The actual daily rate will vary as Securities are prepaid, exchanged, redeemed, paid or sold or as the expenses of the Trust change.

                  The Estimated Current Return and the Estimated Long Term Return for each Trust on the Evaluation Date are set forth under "Summary of Essential Information" in Part A. Estimated Long Term Return is calculated by:
(1) computing the yield to maturity for each CMO in the Trust's portfolio in accordance with accepted CMO practices, which practices take into account not only the interest payable on the CMO but also the amortization of premiums or accretion of discounts, if any, and estimated appropriate prepayments; (2) calculating the average of yields for the CMOs in the Trust's portfolio by weighing each CMOs' yield by the market value of the CMO and by the amount of time remaining to the date to which the CMO is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of the Trust.

                  Estimated Current Return for each Portfolio is computed by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the CMOs in the portfolio of the Trust.

                  The calculation of an estimated average life for any Security in the Trust is a two stage process. First, several assumptions are made to derive an estimated prepayment rate for the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities. Based upon historical prepayment data provided by GNMA, FNMA or FHLMC an assumption is made as to how the prepayment behavior of the mortgages will be affected as they amortize. However, because historical prepayment data afford only a limited basis upon which to analyze prepayment behavior, the Sponsor has developed an econometric model that allows an analysis of several other important variables. The principal variables are the spread between present market interest rates and the interest rate on the mortgages and the turnover rate in the housing market. Finally, the Sponsor uses this model's prepayment predictions to derive an estimated prepayment rate for the mortgage pool, expressed in terms of the PSA Prepayment Model, from which an estimated average life an estimated prepayment schedule can be projected for the Ginnie Maes, Fannie Maes or Freddie Macs themselves. While the various estimates made in this first stage are subjected to rigorous analysis, investors should be aware that they are based upon reported statistical relations that may not remain constant and assumptions about the future of an uncertain economic environment.

                  The second stage in determining the estimated average life of any Security in the Trust involves the use of a formula to apply the estimated rate of principal payments on the mortgage pool to amortize the Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities and to retire the principal amount of each CMO class of the same series, including the Security itself, according to the specific principal reduction schedule of that series. This results in an estimate of the point at which the principal of any Security will begin to be paid and how long it will take for the principal to be fully paid. If any Security was issued in a series that contains planned amortization bonds or targeted amortization bonds, then the estimated rate of principal payments on the underlying mortgages will be applied to the other

                                      -13-
1427.5
classes in that series in a manner that takes account of the amortization schedule of the planned amortization bonds or targeted amortization bonds. This results in less predictable prepayment characteristics for those other classes. The estimated average life for the Trust provided under the "Summary of Essential Information" is subject to change with alterations in the data used in any of the underlying assumptions. The actual average lives of the Securities and the actual long term returns will be different from the estimated average lives and the Estimated Long Term Returns.

                  Both Estimated Current Return and Estimated Long Term Return are subject to fluctuation with changes in Portfolio composition, principal payments and prepayments and changes in market value of the underlying Securities and changes in fees and expenses, including sales charges, and therefore can be materially different than the figures set forth under the Summary of Essential Information. The size of any difference between Estimated Current Return and Estimated Long Term Return can also be expected to fluctuate at least as frequently. In addition, both return figures may not be directly comparable to yield figures used to measure other investments, and since the return figures are based on certain assumptions and variables the actual returns received by a Certificateholder may be higher or lower. The Estimated Long Term Return and Estimated Current Return calculations do not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over or understate the impact of sales charges. Both of these factors may result in lower figures.

                  In addition to the Public Offering Price, the price of a Unit includes accrued interest on the Securities. Securities deposited in the Trust include an item of accrued but unpaid interest up to the date of delivery of the Securities. Certificateholders pay for this additional accrued interest when they purchase Units. In addition, interest accruing after the date of delivery of the Securities is added to the Public Offering Price. Accrued interest earns no return.

                  The payment dates of the Securities may vary and therefore accrued interest at any time may be greater than the amount of interest actually received by the Trust and distributed to Certificateholders. Therefore, accrued interest (if any) is always added to the value of the Units. If a Certificateholder sells all or a portion of his Units, he will receive his proportionate share of the accrued interest from the purchaser of his Units. Similarly, if a Certificateholder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Securities.


                                           RIGHTS OF CERTIFICATEHOLDERS

                  CERTIFICATES. Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one thousand or more Units. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

               INTEREST AND PRINCIPAL DISTRIBUTIONS. Interest received by each Trust is credited by the Trustee to an Interest Account for the Trust.
Proceeds representing principal received from the maturity, redemption, sale

                                      -14-
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



or other disposition of the Securities are credited to the Principal Account of the Trust.

                  Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to such Certificateholder's pro rata share of the amount of interest received on the Securities during such month in the Interest Account less amounts deducted or estimated to be deducted as discussed below. Distributions from the Principal Account of each Trust (other than amount representing failed contracts, as previously discussed) will be computed as of each monthly Record Date, and will be made to the Certificateholders of that Trust on the next monthly Payment Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding monthly Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase. All funds in respect of the Securities received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

                  As of the first day of each month, the Trustee will deduct from the Interest Account of each Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Securities and redemptions of Units by the Trustee.

                  The estimated monthly distribution per 1,000 Units will be in the approximate amount shown under "Summary of Essential Information" in Part A and will change and may be reduced as Securities are prepaid or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1 per 1,000 Units.

                  RECORDS. The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of the receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (a) as to the Interest Account: interest received, amounts paid for purchases of Replacement Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 1,000 Units outstanding on the last business day of such calendar year; (b) as to the Principal Amount: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Securities and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a

                                      -15-
1427.5
dollar amount representing the pro rata share of each 1,000 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per 1,000 Units based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 1,000 Units outstanding on the last business day of such calendar year.

                  The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books or record and account of its transactions as Trustee, including records of the names and address of Certificateholders, Certificates issued or held, a current list of Securities in the Portfolio and a copy of the Trust Agreement.


                                                    TAX STATUS

                  The Sponsor believes that (i) each Security the interest on which is United States source income (which is the case for most Securities issued by United States issuers) was or will have been issued after July 18, 1984, (ii) each Security is a regular interest in a REMIC, as defined in Sections 860A-G of the Code, and (iii) interest on any Security issued by a non-United States issuer is not subject to any foreign withholding taxes under current law. There can be no assurance, however, that foreign withholding taxes will not be imposed on interest on Securities issued by non-United States issuers in the future.

                  Neither the Sponsor nor Battle Fowler LLP has made or will make a review of the facts and circumstances relating to the issuance of any Security.

                  Based on the foregoing, in the opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:

                  The Trust is not an association taxable as a corporation for Federal income tax purposes, and income received by the Trust will be treated as the income of the Certificateholder in the manner set forth below.

                  Each Certificateholder will be considered the owner of a pro rata portion of each Security in the Trust under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the "Code"). In order to determine the face amount of the Certificateholder's pro rata portion of each Security on the initial Date of Deposit, see Principal Amount of Securities under "Portfolio." The total cost to a Certificateholder of his Units, including sales charges, is allocated among his or her pro rata portion of each Security (in proportion to the fair market values thereof on the date the Certificateholder purchases his Units) in order to determine his tax cost for his pro rata portion of each Security. In order for a Certificateholder who purchases his Units on the initial Date of Deposit to determine the fair market value of his pro rata portion of each Security on such date, see Cost of Securities to Trust under "Portfolio."

                  A Certificateholder will be required to include in income his or her respective pro rata share of interest on each Security (whether or not the Security has original issue discount, as discussed below) as interest accrues, whether or not the Certificateholder is an accrual method taxpayer. An individual Certificateholder who itemizes

                                      -16-
1427.5
         deductions may deduct his pro rata share of fees and expenses of the Trust only to the extent that such amount together with the Certificateholder's other miscellaneous deductions exceeds 2% of his adjusted gross income and subject to overall restrictions on itemized deductions set forth in Section 68 of the Code.

                  The Trust may contain Securities which were originally issued at a discount ("original issue discount"). In general, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount on a Security will accrue as interest over the life of the Security under a formula based on the compounding of interest. Such formula requires the adoption by the issuer of the Securities of certain prepayment assumptions, discussed in more detail in "Estimated Long Term Return and Estimated Current Return." Certificateholders are urged to consult their own tax advisers. In the case of a Certificateholder who purchases Units in a trust holding a Security that was originally issued at a discount, the amount of original issue discount that will accrue will be reduced if the Certificateholder purchases the Units at a price that reflects a lower yield for the Security than the yield thereon at the time of the original issuance of such Security. Each Certificateholder will be required to include in income in each year the amount of original issue discount which accrues during the year on his pro rata portion of any Security originally issued at a discount. The amount of original issue discount so included in income in respect of a Certificateholder's pro rata portion of a Security is added to the Certificateholder's tax cost therefor.

                  If a Certificateholder's tax cost for his pro rata portion of a Security exceeds the redemption price at maturity thereof, the Certificateholder will be considered to have purchased his pro rata portion of the Security at a "premium." The Certificateholder (except in the case of a dealer in securities or one who holds debt obligations primarily for sale to customers in the ordinary course of his trade or business) may elect to amortize the premium prior to the maturity of the Security. The amount amortized in any year should be applied to offset the Certificateholder's interest from the Security and should result in an adjustment to basis (i.e., a reduction of the Certificateholder's tax cost) for his pro rata portion of the Security.

                  A Certificateholder will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of for an amount greater or less than his original tax cost therefor plus any accrued original issue discount or minus any amortized premium. Any such taxable gain or loss will be capital gain or loss, except in the case of a dealer, and except as provided for in the next paragraph.

                  Any gain from the disposition of a Certificateholder's pro rata portion of a Security issued after July 18, 1984 and acquired by the Certificateholder at "market discount" (i.e., if the Certificateholder's original cost for his pro rata portion of the Security (plus any original issue discount which has accrued thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount. The deduction of capital losses is subject to limitations. A Certificateholder will be considered to have disposed of all or part of his pro rata portion of each Security when he sells or redeems all or some of his Units. A Certificateholder will also be considered to have disposed of all or part of his pro rata portion of a Security when all or part of the Security is sold by the Trust or is redeemed or paid at maturity.


                                      -17-
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



                  Units that are owned by Certificateholders, other than a dealer in securities or one who holds debt obligations primarily for sale to customers in the ordinary course of his trade or business, are capital assets and generally produce capital gains and losses upon their sale or disposition. Gain realized upon the sale or disposition of an interest in a REMIC, however, will be ordinary income to the extent of unaccrued original issue discount as determined by a prescribed formula.

                  Under the income tax laws of the State and City of New York, the Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Certificateholders in the same manner as for Federal income tax purposes.

                  Notwithstanding the foregoing, a Certificateholder who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Certificateholder") will generally not be subject to United States Federal income taxes, including withholding taxes, or information reporting, on the interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata portion of any Security provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Certificateholder of a trade or business within the United States, (ii) if the interest is United States source income (which is the case on most Securities issued by United States issuers), the Security is issued after July 18, 1984 and the Foreign Certificateholder does not own, actually or constructively, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Security and is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Security, (iii) with respect to any gain, the Foreign Certificateholder (if an individual) is not present in the United States for 183 days or more during the taxable year and does not have a "tax home" (as defined in Section 911(d)(3) of the Code) in the United States, and the gain is not attributable to an office or fixed place of business maintained by such individual in the United States, and (iv) the Foreign Certificateholder provides the required certification of his status and of the matters contained in clauses (i), (ii) and (iii) above. Foreign Certificateholders should consult their own tax advisers with respect to United States Federal income tax consequences of ownership of Units.

                  After the end of each calendar year, the Trustee will furnish to each Certificateholder an annual statement containing information relating to the interest received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Certificateholder and to the Internal Revenue Service.

                  The foregoing discussion relates only to United States Federal and, to a limited extent, New York State and City income taxes.
Certificateholders may be subject to taxation in New York or in other jurisdictions (including a Foreign Certificateholder's country of residence) and should consult their own tax advisers in this regard.

                  TAX-EXEMPT INVESTORS. Entities that generally qualify for an exemption from federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally

                                      -18-
1427.5
does not include interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or such gain is derived from property that is dealer property. A tax-exempt entity's interest income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

                  Before investing in the Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (i) whether the investment is prudent under ERISA, taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (ii) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (iii) whether the assets of the Trust are deemed "plans assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."

                  Prospective tax-exempt investors are urged to consult their own advisors prior to investing in the Trust.


                                                     LIQUIDITY

                  SPONSOR REPURCHASE. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price after the initial public offering is completed will be based on the aggregate bid price of the Securities in the Trust and will be the same as the redemption price. The aggregate bid price will be determined by the Evaluator on a daily basis after the initial public offering is completed and computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020, on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

                  Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate bid price of the Securities in the Trust plus (a) for the Short-Intermediate Portfolio, a 3.5% sales charge (3.627% of the net amount invested) plus net accrued interest,
(b) for the Intermediate Portfolio, a 3.75% sales charge (3.896% of the net amount invested) plus net accrued interest and (c) for the LongIntermediate Portfolio, a 4% Sales Charge (4.167% of the net amount invested) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trust Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of the Trust which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemption of Units the Trustee must dispose of Securities, and if such

                                      -19-
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



disposition cannot be made by the redemption date (seven calendar days after render), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.


                  TRUSTEE REDEMPTION. Units may also be tendered to the Trustee for redemption at any time prior to the termination of the Trust at its unit investment trust office at 4 New York Plaza, New York, New York 10004, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.


                  Certificate representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.


                  Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Replacement Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.


                  Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced.

                  The Redemption Price per Unit is the pro rata share of each Unit in a Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust based on the bid prices of such Securities and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Securities in the Trust (i) if the Securities are listed on a national securities exchange (CMOs are usually not so listed), based on the closing sale prices on that exchange (unless the Evaluator deems these prices inappropriate as a basis for valuation), (ii) if the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or there are no closing sale prices on the exchange, based on the closing sale prices on the over-the-counter market (unless the Evaluator deems these prices inappropriate as a basis for evaluation), (iii) if closing sale prices are unavailable, (a) on the basis of

                                      -20-
1427.5
current bid or offering prices for the Securities, (b) if bid or offering prices are not available for any Securities, on the basis of current bid or offering prices for comparable securities, (c) by appraising the value of the Securities on the bid or offering side of the market or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in this type of security.

                  While the Sponsor believes that Securities of the type included in the Trust involve minimal risk of loss of principal, due to variations in interest rates the market value of these Securities, and Redemption Price per Unit (particularly of the Long-Intermediate Portfolio), can be expected to fluctuate during the period of an investment in the Trust.

                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.



                                              TOTAL REINVESTMENT PLAN


                  Distributions of interest and principal, if any, from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his interest check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident.

                  Upon enrollment in the reinvestment option, the Trustee will direct interest and/or principal distributions, if any, to the Fund. The Fund seeks to maximize current income and to maintain liquidity and a stable net asset value by investing in short term U.S. Treasury Obligations which have effective maturities of one year or less. For more complete information concerning the Fund, including charges and expenses, the Certificateholder should fill out and mail the card attached to the inside back cover of this Prospectus. The prospectus for the Fund will be sent to Certificateholders. The Certificateholder should read the prospectus for the Fund carefully before

                                      -21-
1427.5
deciding to participate. The shares of the Fund are not rated by Standard & Poor's.


                                               TRUST ADMINISTRATION

                  PORTFOLIO SUPERVISION. The Trust is a unit investment trust and is not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolios of the Trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not require the sale of its Securities from the Portfolios. However, the Sponsor may direct the disposition of Securities upon default in payment of amounts due on any of the Securities, institution of certain legal proceedings, default in payment of amounts due on other securities of the same issuer or guarantor, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities detrimental to the interest of the Certificateholders. If a default in the payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold that Security, the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, shall sell the Security.

                  The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new Securities in exchange or substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject any offer or to take any other action with respect thereto as the Sponsor may deem proper if (a) the issuer is in default with respect to these Securities or (b) in the written opinion of the Sponsor the issuer will probably default with respect to these Securities in the reasonably foreseeable future. Any Securities so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. Within five days after the deposit of Securities in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Certificateholder, identifying the Securities eliminated and the Securities substituted therefor. Except as stated herein, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

                  TRUST AGREEMENT, AMENDMENT AND TERMINATION. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders; (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in a Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in a Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The

                                      -22-
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



Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Securities held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate such Trust. Each Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Securities remaining in the terminated Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for calculation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.


                  THE SPONSOR. The Sponsor, Reich & Tang Distributors L.P. ("Reich & Tang") is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through eleven subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. These affiliates in the aggregate are investment advisers or managers to over 54 registered investment companies. Reich & Tang is the successor sponsor for numerous series of unit investment trusts, including, New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series), and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series).

                  On August 30, 1996, New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. RTAM L.P. remains a wholly-owned subsidiary of NEIC LP, but RTAM Inc. its sole general partner, is now an indirect subsidiary of MetLife. Also, Metlife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 55% of the outstanding limited partnership interest of NEIC L.P., also indirectly owns a majority of the outstanding limited partnership interest of NEIC LP.

                  MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide


                                      -23-
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




insurance or other financial services to approximately 36 million people worldwide.

                  For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Co-Sponsors are Reich & Tang and Gruntal & Co. L.L.C., both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co. L.L.C. as agent for purposes of taking any action required or permitted to be taken by the Sponsors under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.

                  Gruntal & Co., L.L.C., a Delaware limited liability company, operates a securities broker/dealer from its main office in New York City and branch offices in ten states. The firm is active in the marketing of investment companies and has signed dealer agreements with many major mutual fund groups. Further, through its Syndicate Department, Gruntal & Co., L.L.C. has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust.


                  The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and their ability to carry out their contractual obligations.

                  The Sponsor is liable for the performance of their obligations arising from their responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of their own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

                  If at any time either of the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trust shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


                  THE TRUSTEE. The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017,
(800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to the supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any

                                      -24-
1427.5
disposition of any moneys, Securities or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders.

                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event, the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any state and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


                  THE EVALUATOR. The Evaluator is Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a registered investment advisor and also provides financial information services.


                  The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within

                                      -25-
1427.5
thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.



                                            TRUST EXPENSES AND CHARGES


                  At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" securities since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the Initial Public Offering are paid directly by the Trust.

                The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's and Underwriters' Profits.")


                  The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Mortgage Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision.") Pursuant to the Agreement Among Co-Sponsors, if applicable, Reich & Tang Distributors L.P. shall receive the entire Sponsor's fee set forth in the "Summary of Essential Information" in Part A.


                  The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

                  The Evaluator will receive, for each daily evaluation of the Securities in the Trust after the initial public offering is completed, a fee in the amount set forth under "Summary of Essential Information" in Part A.

                  The Trustee's and Evaluator's fees applicable to the Trust are payable monthly as of the Record Date from the Interest Account of such Trust to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

                  The following additional charges are or may be incurred by the
Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsors of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or

                                      -26-
1427.5
charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell Securities in order to make funds available to pay all expenses.


                  Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.



                                      EXCHANGE PRIVILEGE AND CONVERSION OFFER


                  EXCHANGE PRIVILEGE. Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the Bonds in the particular Trust portfolio. Units in an Exchange Trust then will be sold to the Certificateholder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) during the initial public offering period of the Exchange Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the Bonds in the Exchange Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) and a reduced sales charge as set forth below.

                  Except for Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, any purchaser who purchases Units under the Exchange Privilege will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

                  Exercise of the Exchange Privilege by Certificateholders is subject to the following conditions (i) the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust, (ii) at the time of the Certificateholder's election to participate in the Exchange Privilege, there must be units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (iii) exchanges will be effected in whole units only, (iv) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (v) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificateholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess


                                      -27-
1427.5
proceeds received from a Certificateholder for exchange will be remitted to such Certificateholder.

                  The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or to delete a series which has been terminated from eligibility for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

                  To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

                  THE CONVERSION OFFER. Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of Municipal Securities Trust, Insured Municipal Securities Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. The purchase price of the units will be based on the aggregate offer price of the in the Conversion Trust's portfolio securities during its initial offering period; or, at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest and a sales charge as set forth below. If the participant elects to purchase units of the Equity Securities Trust under the Conversion Offer, the purchase price of the units will be based, at all times, on the market value of the underlying securities in the Trust portfolio plus a sales charge.

                  Except for Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, any Certificateholder who purchases Units under the Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion


                                      -28-
1427.5

Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of units of the Redemption Trust would equal the sales charge applicable in the direct purchase of Units of a Conversion Trust.

                  The exercise of the Conversion Offer is subject to the following limitations: (i) the Conversion Offer is limited only to unit owners of any Redemption Trust, (ii) at the time of the unit owner's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market, (iii) exchanges under the Conversion Offer will be effected in whole units only, (iv) units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units, (v) units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Unit owners will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer. Any excess proceeds from units being redeemed will be returned to the unit owner.

                  The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer. The Sponsor will provide Certificateholders with 60 days prior written notice of any termination or material amendment to the Conversion Offer, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trusts eligible for the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang, or to delete a series which has been terminated from eligibility for the Conversion Offer, (ii) there is a suspension of the redemption of units of a Conversion Trust under Section 22(e) of the Act, or (iii) a Conversion Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions.

                  To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the unit owner is a resident, the unit owner will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.

                  DESCRIPTION OF THE EXCHANGE TRUSTS AND THE CONVERSION TRUSTS. Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York obligations in the Trust portfolio, if any.


                                      -29-
1427.5

The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such state trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle for investors who are interested in obtaining safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of current income.

                  TAX CONSEQUENCES OF THE EXCHANGE PRIVILEGE AND THE CONVERSION OFFER. A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.

                  RATING OF UNITS. Standard & Poor's has rated the Units of the Trust AAA. This is the highest rating assigned by Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies ("Standard & Poor's") (see Description of Standard & Poor's Ratings). Standard & Poor's has been compensated by the Sponsor for its service in rating the Units.


                                                   OTHER MATTERS

                  LEGAL OPINIONS. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022 as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for the Trustee.


                  INDEPENDENT ACCOUNTANTS. The financial statements of the Trusts for the year ended December 31, 1996 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trusts included in Part A of this Prospectus for the periods ended December 31, 1994 and December 31, 1995, respectively.



                                              DESCRIPTION OF RATINGS*

             STANDARD & POOR'S RATINGS SERVICES. A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "trust") is a current assessment of creditworthiness with respect
--------
*        As described by the rating companies themselves.

                                      -30-
1427.5
to the investments held by such trust. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, issuers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which trust expenses or portfolio asset sales for less than the Trust's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

                  Trusts rated AAA are composed exclusively of assets that, together with their credit support are rated AAA by Standard & Poor's. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                      -31-
1427.5




                           INDEX



Title                                                  Page                    MORTGAGE SECURITIES TRUST
                          Part A                                                      CMO SERIES

Risk Considerations.....................................A-5                     (Unit Investment Trust)
Summary of Essential
  Information...........................................A-9
Information Regarding the Trust........................A-11
Financial and Statistical                                                             Prospectus
                                                                                      ----------
  Information..........................................A-10
Audit and Financial Information
  Report of Independent Accountants....................F-1
                                                                                 Dated: April 30, 1997
                          Part B

The Trust.............................................    1                            Sponsor:
Public Offering......................................    10                 Reich & Tang Distributors L.P.
Estimated Long Term Return and                                                     600 Fifth Avenue
  Estimated Current Return............................   12                    New York, New York 10020
Rights of Certificateholders..........................   14                          212-830-5200
Tax Status............................................   16
Liquidity ...........................................    19
Total Reinvestment Plan...............................   21                    (and for certain Trusts:)
Trust Administration..................................   22
Trust Expenses and Charges............................   26                      Gruntal & Co., L.L.C.
Exchange Privilege and                                                              14 Wall Street
  Conversion Offer....................................   27                    New York, New York 10005
Other Matters.........................................   30                          212-267-8800
Description of Ratings................................   30


         Parts A and B of this Prospectus
do not contain all of the information                                                  Trustee:
set forth in the registration                                                  The Chase Manhattan Bank
statement and exhibits relating                                                    4 New York Plaza
thereto, filed with the Securities and                                         New York, New York 10004
Exchange Commission, Washington, D.C.                                                800-882-9898
under the Securities Act of 1933, and
the Investment Company Act of 1940,
and to which reference is made.
                                                                                      Evaluator:
                                                                             Kenny S&P Evaluation Services
                                                                                      65 Broadway
                                                                               New York, New York 10006




                                      * * *

                  This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                  No person is authorized to give any information or to make any representations not contained in Parts A and B in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


1427.5

================================================================================
I am the owner of __________ units of Mortgage Securities Trust, CMO Series _______ Short-Intermediate/Intermediate/Long-Intermediate Portfolio.

I would like to learn more about The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio including charges and expenses. I understand that my request for more information about this fund in no way obligates me to participate in the reinvestment option, and that this request form is not an offer to sell. Please send me more information, including a copy of the current prospectus of The Treasurer's Fund, Inc.


--------------------------------------------------------------------------------


                                               Date ______________________  19__


--------------------------------------------------------------------------------



----------------------------------------          -----------------------------
Registered Holder (Print)                           Registered Holder (Print)



----------------------------------------          -----------------------------
Registered Holder Signature                         Registered Holder Signature
                                              (The signatures if joint tenancy)


My Brokerage Firm's Name
                        --------------------------------------------------------
Street Address
              ------------------------------------------------------------------

City, State & Zip Code
                      ---------------------------------------------------------



Broker's Name                                Broker's No.
              ------------------------------             ----------------------

================================================================================


                                    MAIL TO:

                           THE TREASURER'S FUND, INC.
                           19 OLD KINGS HIGHWAY SOUTH
                            DARIEN, CONNECTICUT 06820




1427.1



                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
  Amendment to Form S-6 Registration Statement No. 33-52780, filed April 29,
  1996).
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibits 99.3.1 and 99.3.1.1). Consent of the Evaluator (included in Exhibit 99.5.1).


The following exhibits:


99.1.1       --  Form of Reference Trust Agreement (filed as Exhibit 99.1.1 to
                 Post-Effective Amendment No. 8 to Form S-6 Registration Statement No. 33-26426 on April 25, 1997; and as Exhibit 1.1 to Amendment No. 1 to Registration Statements Nos. 33-52373 and 33-57315 on March 30, 1994 and February 9, 1995, respectively, and incorporated herein by reference).


99.1.1.1     --  Trust Indenture and Agreement for Mortgage Securities Trust,
                 CMO Series 1 (and Subsequent Series) (filed as Exhibit 99.1.1.1 to Post Effective Amendment No. 4 to Form S-6 Registration Statement No. 33-48009 of Mortgage Securities Trust, CMO Series 10 on April 29, 1996 and incorporated herein by reference).

99.1.3.4     --  Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit
                 99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).



99.2.1       --  Form of Certificate dated November 1, 1990 (filed as
                 Exhibit 99.2.1 to Post-Effective Amendment No. 3 to Form S-6 Registration Statement Nos. 33-58526 and 33-50903 of Mortgage Securities Trust, CMO Series 13 and Series 14, respectively, on October 29, 1996 and incorporated herein by reference).


**99.3.1     --  Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the delivery thereof and to the use of their name under the
                 headings "Tax Status" and "Legal Opinions" in the Prospectus,
                 and to the filing of their opinion regarding the tax status
                 (filed as Exhibit 99.3.1 to Post-Effective Amendment No. 4 to
                 Form S-6 Registration Statement No. 33-52780 on April 28, 1997;
                 and as Exhibit 3.1 to Amendment No. 1 to Form S-6 Registration
--------
**           Filed herewith for the Edgar filing only.



                                      II-1
175587.1

                 Statement Nos. 33-52373 and 33-57315 of Mortgage Securities Trust, CMO Series 15 and CMO Series 16 on March 30, 1994 and February 9, 1995, respectively, and incorporated herein by reference).

*99.5.1      --  Consent of the Evaluator.


99.6.0       --  Power of Attorney of Reich & Tang Distributors L.P., the
                 Depositor, by its officers and a majority of its Directors (filed as Exhibit 99.6.0 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 of Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust on November 16, 1995 and incorporated herein by reference).

*27          --  Financial Data Schedule(s) (for EDGAR filing only).

--------
*        Being filed by this Amendment.


                                      II-2
175587.1

                                   SIGNATURES



                  Pursuant to the requirements of the Securities Act of 1933, the registrants, Mortgage Securities Trust, CMO Series 12, CMO Series 15 and CMO Series 16 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of April, 1997.


                  MORTGAGE SECURITIES TRUST, CMO SERIES 12,
                  CMO SERIES 15 and CMO SERIES 16
                           (Registrants)

                  REICH & TANG DISTRIBUTORS L.P.
                           (Depositor)

                  By:      Reich & Tang Asset Management, Inc.,
                           as general partner


                  By:      /s/PETER J. DEMARCO
                           Peter J. DeMarco
                           (Authorized Signatory)

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.

Name                             Title                                                  Date


PETER S. VOSS                    President, Chief Executive Officer                     )
                                 and Director                                           )
G. NEAL RYLAND                   Executive Vice President, Treasurer                    )  April 17, 1997
                                 and Chief Financial Officer                            )
EDWARD N. WADSWORTH              Clerk                                                  )
RICHARD E. SMITH III             Director                                               )By: /s/PETER J. DEMARCO
                                                                                             -------------------
STEVEN W. DUFF                   Director                                               )    Peter J. DeMarco
BERNADETTE N. FINN               Vice President                                         )    Attorney-in-Fact*
LORRAINE C. HYSLER               Secretary                                              )
RICHARD DE SANCTIS               Vice President and Treasurer                           )


---------------

* Executed copies of Powers of Attorney were filed as Exhibit 6.0 to Amendment No. 1 to Registration Statement No. 33-62627 on November 16, 1995.




                                      II-3
175587.1

                                  CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 28, 1997, relating to the financial statements and financial highlights for the year ended December 31, 1996 of the Mortgage Securities Trust, CMO Series 12 Intermediate; Mortgage Securities Trust, CMO Series 15 Intermediate; and Mortgage Securities Trust, CMO Series 16 Intermediate, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.



PRICE WATERHOUSE LLP

Boston, MA 02110
April 25, 1997

                          Independent Auditors' Consent






Re:      Mortgage Securities Trust, CMO Series 12 Intermediate
         Mortgage Securities Trust, CMO Series 15 Intermediate
         Mortgage Securities Trust, CMO Series 16 Intermediate



         We consent to the incorporation by reference of our report dated March 31, 1996, on the statements of operations and changes in net assets for the subject trusts for each of the years in the two year period ended December 31, 1995, and to the reference to our firm under the heading "Independent Accountants" in the prospectus.




                                        KPMG Peat Marwick LLP


New York, New York
April 24, 1997